UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Automobiles & Components — 1.1%
275,600	Gentex Corp.	$4,726,540

Capital Goods — 2.8%
58,400	Rockwell Automation, Inc.	3,353,328
81,030	United Technologies Corp.	5,576,484
48,810	W.W. Grainger, Inc.	3,728,596

		12,658,408

Consumer Durables & Apparel — 6.1%
160,100	Coach, Inc.*	4,827,015
139,480	Fortune Brands, Inc.	9,693,860
67,200	Harman International Industries, Inc.	2,925,888
113,200	Mattel, Inc.	2,252,680
315,400	Newell Rubbermaid, Inc.	7,213,198

		26,912,641

Diversified Financials — 5.6%
17,000	CME Group, Inc.	7,974,700
198,472	Discover Financial Services	3,248,986
108,390	Moody’s Corp.(a)	3,775,224
87,400	Raymond James Financial, Inc.	2,008,452
407,830	The Charles Schwab Corp.	7,679,439

		24,686,801

Energy — 13.8%
150,100	Chesapeake Energy Corp.	6,927,115
118,000	Hess Corp.	10,405,240
251,100	Quicksilver Resources, Inc.*(a)	9,172,683
108,440	Schlumberger Ltd.	9,434,280
129,320	Suncor Energy, Inc.	12,459,982
181,700	Weatherford International Ltd.*	13,167,799

		61,567,099

Food, Beverage & Tobacco — 2.7%
131,400	PepsiCo, Inc.	9,487,080
40,200	Wm. Wrigley Jr. Co.	2,526,168

		12,013,248

Health Care Equipment & Services — 3.0%
129,700	Baxter International, Inc.	7,499,254
136,500	St. Jude Medical, Inc.*	5,895,435

		13,394,689

Household & Personal Products — 1.1%
68,600	Procter & Gamble Co.	4,806,802

Media — 4.5%
147,600	Comcast Corp. Class A	2,854,584
86,711	Lamar Advertising Co. Class A*(a)	3,115,526
128,100	National CineMedia, Inc.	2,879,688
169,225	The McGraw-Hill Companies, Inc.	6,252,864
119,774	Viacom, Inc. Class B*	4,745,446

		19,848,108

Pharmaceuticals, Biotechnology & Life Sciences — 14.1%
186,534	Amylin Pharmaceuticals, Inc.*(a)	5,448,658
131,990	Charles River Laboratories International, Inc.*	7,779,491
90,700	Genentech, Inc.*	7,363,026
185,753	Gilead Sciences, Inc.*	9,571,852
105,600	Johnson & Johnson	6,850,272
189,400	Merck & Co., Inc.	7,187,730
382,400	Schering-Plough Corp.(a)	5,510,384

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
130,200	Teva Pharmaceutical Industries Ltd. ADR	$6,013,938
123,200	Thermo Fisher Scientific, Inc.*	7,002,688

		62,728,039

Real Estate — 1.5%
310,200	CB Richard Ellis Group, Inc. Class A*(a)	6,712,728

Retailing — 4.8%
33,000	Amazon.com, Inc.*	2,352,900
54,900	J.C. Penney Co., Inc.	2,070,279
463,540	Lowe’s Companies, Inc.	10,633,608
126,700	Target Corp.	6,421,156

		21,477,943

Semiconductors & Semiconductor Equipment — 3.3%
343,300	Intel Corp.	7,271,094
246,279	Linear Technology Corp.	7,558,303

		14,829,397

Software & Services — 17.9%
257,000	Activision, Inc.*	7,018,670
6,100	Baidu.com ADR*	1,461,743
150,040	Cognizant Technology Solutions Corp. Class A*	4,325,653
214,425	Electronic Arts, Inc.*	10,704,096
31,100	Equinix, Inc.*(a)	2,067,839
74,200	Fiserv, Inc.*	3,568,278
133,600	Global Payments, Inc.	5,525,696
25,110	Google, Inc. Class A*	11,060,202
156,200	Iron Mountain, Inc.*	4,129,928
587,168	Microsoft Corp.	16,663,828
43,800	Visa, Inc. Class A*	2,731,368
492,591	Western Union Co.	10,477,410

		79,734,711

Technology Hardware & Equipment — 12.8%
83,500	Amphenol Corp. Class A	3,110,375
65,600	Apple, Inc.*	9,413,600
552,890	Cisco Systems, Inc.*	13,319,120
203,100	Dell, Inc.*	4,045,752
59,000	International Business Machines Corp.	6,793,260
267,291	QUALCOMM, Inc.	10,958,931
83,300	Research In Motion Ltd.*	9,348,759

		56,989,797

Telecommunication Services — 4.0%
279,290	American Tower Corp. Class A*	10,950,961
96,050	Crown Castle International Corp.*	3,312,764
216,300	MetroPCS Communications, Inc.*	3,677,100

		17,940,825

TOTAL COMMON STOCKS		$441,027,776

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.7%
JPMorgan Chase Euro — Time Deposit
$7,742,532	2.023%	04/01/08	$7,742,532

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$448,770,308

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Collateral — 4.8%
Boston Global Investment Trust — Enhanced Portfolio(b)
21,109,200	3.147%	$21,109,200

TOTAL INVESTMENTS — 105.6%		$469,879,508

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(25,007,679)

NET ASSETS — 100.0%		$444,871,829

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$462,997,243

Gross unrealized gain	46,162,484
Gross unrealized loss	(39,280,219)

Net unrealized security gain	$6,882,265

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 94.4%
Automobiles & Components — 0.5%
79,637	Johnson Controls, Inc.	$2,691,731

Banks — 4.2%
106,300	BB&T Corp.	3,407,978
147,600	Comerica, Inc.	5,177,808
233,383	KeyCorp	5,122,757
46,000	SunTrust Banks, Inc.	2,536,440
198,900	Synovus Financial Corp.	2,199,834
159,726	Wachovia Corp.	4,312,602

		22,757,419

Capital Goods — 4.5%
39,568	Caterpillar, Inc.(a)	3,097,779
393,999	General Electric Co.	14,581,903
98,584	United Technologies Corp.	6,784,551

		24,464,233

Commercial Services & Supplies — 1.2%
197,134	Waste Management, Inc.	6,615,817

Consumer Durables & Apparel — 1.8%
130,068	Mattel, Inc.	2,588,353
316,766	Newell Rubbermaid, Inc.	7,244,439

		9,832,792

Consumer Services — 0.5%
138,297	H&R Block, Inc.	2,871,046

Diversified Financials — 10.5%
187,363	AllianceBernstein Holding LP	11,875,067
347,225	Bank of America Corp.	13,163,300
395,161	Citigroup, Inc.	8,464,349
378,075	JPMorgan Chase & Co.	16,238,321
71,500	Merrill Lynch & Co., Inc.	2,912,910
94,339	Morgan Stanley	4,311,292

		56,965,239

Energy — 18.6%
281,510	Devon Energy Corp.	29,369,938
24,000	EOG Resources, Inc.	2,880,000
187,842	Exxon Mobil Corp.	15,887,677
160,873	Hess Corp.	14,185,781
105,086	Occidental Petroleum Corp.	7,689,143
505,147	The Williams Companies, Inc.	16,659,748
58,841	Transocean, Inc.	7,955,303
213,630	Williams Partners LP	6,729,345

		101,356,935

Food & Staples Retailing — 0.4%
75,321	SUPERVALU, Inc.	2,258,123

Food, Beverage & Tobacco — 9.1%
196,902	Altria Group, Inc.	4,371,225
186,512	ConAgra Foods, Inc.	4,466,962
196,902	Philip Morris International, Inc.*	9,959,303
34,418	Reynolds American, Inc.	2,031,695
56,867	The Coca-Cola Co.	3,461,494
748,526	Unilever NV	25,247,782

		49,538,461

Health Care Equipment & Services — 2.7%
258,909	Baxter International, Inc.	14,970,118

Household & Personal Products — 0.3%
32,837	The Clorox Co.	1,859,888

Shares	Description	Value
Common Stocks — (continued)
Insurance — 4.8%
145,338	American International Group, Inc.	$6,285,869
69,729	Hartford Financial Services Group, Inc.	5,283,366
38,988	PartnerRe Ltd.	2,974,784
122,628	The Allstate Corp.	5,893,502
124,412	The Travelers Companies, Inc.	5,953,114

		26,390,635

Materials — 2.6%
76,500	Air Products & Chemicals, Inc.	7,038,000
102,900	Nucor Corp.	6,970,446

		14,008,446

Media — 4.3%
538,500	Comcast Corp. Class A	10,414,590
911,457	Time Warner, Inc.	12,778,627

		23,193,217

Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
135,374	Abbott Laboratories	7,465,876
264,027	Johnson & Johnson	17,127,431
183,957	Pfizer, Inc.	3,850,220
141,202	Wyeth	5,896,596

		34,340,123

Real Estate Investment Trust — 3.2%
85,500	Annaly Capital Management, Inc.	1,309,860
109,727	Apartment Investment & Management Co.	3,929,324
53,795	Camden Property Trust	2,700,509
373,964	DCT Industrial Trust, Inc.	3,724,682
45,139	Pennsylvania Real Estate Investment Trust	1,100,940
132,400	Realty Income Corp.(a)	3,392,088
15,501	Vornado Realty Trust	1,336,341

		17,493,744

Retailing — 0.6%
86,036	J.C. Penney Co., Inc.	3,244,417

Software & Services — 1.2%
109,300	Visa, Inc. Class A*	6,815,948

Technology Hardware & Equipment — 2.7%
220,893	Hewlett-Packard Co.	10,085,974
38,300	International Business Machines Corp.	4,409,862

		14,495,836

Telecommunication Services — 4.5%
468,471	AT&T, Inc.	17,942,439
983,043	Sprint Nextel Corp.	6,576,558

		24,518,997

Utilities — 9.9%
65,409	American Electric Power Co., Inc.	2,722,977
46,901	Edison International	2,299,087
169,154	Entergy Corp.	18,451,318
97,239	Equitable Resources, Inc.	5,727,377
58,323	Exelon Corp.	4,739,910
87,035	FirstEnergy Corp.	5,972,342
108,430	PG&E Corp.	3,992,392
208,789	PPL Corp.	9,587,591

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
6,700	SCANA Corp.	$245,086

		53,738,080

TOTAL COMMON STOCKS		$514,421,245

		Interest
Shares		Rate	Value
Preferred Stock — 0.4%
96,500	Freddie Mac Series Z	8.375%	$2,354,600

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 4.0%
JPMorgan Chase Euro — Time Deposit
$21,693,426	2.023%	04/01/08	$21,693,426

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$538,469,271

	Interest
Shares	Rate	Value
Securities Lending Collateral — 1.0%
Boston Global Investment Trust — Enhanced Portfolio(b)
5,265,750	3.147%	$5,265,750

TOTAL INVESTMENTS — 99.8%		$543,735,021

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,121,229

NET ASSETS — 100.0%		$544,856,250

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$565,765,672

Gross unrealized gain	38,142,080
Gross unrealized loss	(60,172,731)

Net unrealized security loss	$(22,030,651)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.3%
Automobiles & Components — 2.2%
206,334	BorgWarner, Inc.	$8,878,552
583,959	Johnson Controls, Inc.	19,737,814
186,182	Tenneco, Inc.*	5,201,925

		33,818,291

Banks — 5.3%
410,100	Comerica, Inc.	14,386,308
286,605	Commerce Bancshares, Inc.	12,046,008
545,845	Hudson City Bancorp, Inc.	9,650,540
599,267	KeyCorp	13,153,911
135,057	M&T Bank Corp.	10,869,387
611,000	Synovus Financial Corp.	6,757,660
461,308	Webster Financial Corp.	12,856,654

		79,720,468

Capital Goods — 4.4%
79,340	Alliant Techsystems, Inc.*	8,214,070
119,804	Chicago Bridge & Iron Co. NV	4,701,109
184,894	Cooper Industries Ltd. Class A	7,423,494
158,581	Eaton Corp.	12,634,148
227,717	KBR, Inc.	6,314,592
246,871	Lennox International, Inc.	8,879,950
205,554	Parker Hannifin Corp.	14,238,726
81,130	Rockwell Collins, Inc.	4,636,580

		67,042,669

Commercial Services & Supplies — 1.9%
2,081,615	Allied Waste Industries, Inc.*	22,502,258
230,900	Monster Worldwide, Inc.*	5,590,089

		28,092,347

Consumer Durables & Apparel — 3.8%
237,280	Fortune Brands, Inc.	16,490,960
80,600	M.D.C. Holdings, Inc.	3,529,474
485,840	Mattel, Inc.	9,668,216
951,186	Newell Rubbermaid, Inc.	21,753,624
11,200	NVR, Inc.*	6,692,000

		58,134,274

Consumer Services — 1.2%
888,403	H&R Block, Inc.	18,443,246

Diversified Financials — 3.0%
378,085	CIT Group, Inc.	4,480,307
117,926	Lazard Ltd. Class A	4,504,773
162,837	Legg Mason, Inc.	9,115,616
295,566	Northern Trust Corp.	19,646,272
480,100	SLM Corp.*	7,369,535

		45,116,503

Energy — 15.3%
610,257	Hess Corp.	53,812,462
236,360	Oil States International, Inc.*	10,591,292
33,300	Petroleum Development Corp.*	2,306,691
500,500	Quicksilver Resources, Inc.*	18,283,265
956,074	Range Resources Corp.	60,662,895
196,300	Smith International, Inc.	12,608,349
1,570,375	The Williams Companies, Inc.	51,790,967
322,829	W-H Energy Services, Inc. Class H*	22,226,777

		232,282,698

Food & Staples Retailing — 2.2%
343,302	Safeway, Inc.	10,075,914

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — (continued)
789,996	SUPERVALU, Inc.	$23,684,080

		33,759,994

Food, Beverage & Tobacco — 3.4%
244,172	Campbell Soup Co.	8,289,639
283,682	Coca-Cola Enterprises, Inc.	6,865,104
671,882	ConAgra Foods, Inc.	16,091,574
129,329	General Mills, Inc.	7,744,221
93,158	Loews Corp. — Carolina Group	6,758,613
104,272	Reynolds American, Inc.	6,155,176

		51,904,327

Health Care Equipment & Services — 3.5%
79,565	Coventry Health Care, Inc.*	3,210,448
307,668	Edwards Lifesciences Corp.*	13,706,609
81,312	Health Net, Inc.*	2,504,410
570,350	IMS Health, Inc.	11,983,054
300,446	Laboratory Corp. of America Holdings*	22,136,861

		53,541,382

Household & Personal Products — 1.8%
41,500	Energizer Holdings, Inc.*	3,754,920
422,739	The Clorox Co.	23,943,937

		27,698,857

Insurance — 9.3%
234,657	Assurant, Inc.	14,281,225
209,389	Everest Re Group Ltd.	18,746,597
521,800	Genworth Financial, Inc. Class A	11,813,552
196,900	Lincoln National Corp.	10,238,800
190,398	PartnerRe Ltd.	14,527,367
296,772	Philadelphia Consolidated Holding Corp.*	9,556,059
156,100	Principal Financial Group, Inc.	8,697,892
137,941	RenaissanceRe Holdings Ltd.	7,160,517
134,416	Torchmark Corp.	8,079,746
555,218	Unum Corp.	12,220,348
288,286	W. R. Berkley Corp.	7,982,639
378,552	Willis Group Holdings Ltd.	12,723,133
151,132	XL Capital Ltd. Class A	4,465,951

		140,493,826

Materials — 5.8%
315,696	Albemarle Corp.	11,529,218
322,678	Celanese Corp. Class A	12,600,576
93,100	CF Industries Holdings, Inc.	9,647,022
218,682	Rockwood Holdings, Inc.*	7,166,209
113,378	Rohm & Haas Co.	6,131,482
449,166	Steel Dynamics, Inc.	14,840,445
151,800	Temple-Inland, Inc.	1,930,896
192,100	United States Steel Corp.	24,371,727

		88,217,575

Media — 1.5%
585,400	Cablevision Systems Corp. Class A*	12,545,122
3,905,971	Charter Communications, Inc. Class A*	3,327,887
265,600	DISH Network Corp. Class A*	7,630,688

		23,503,697

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
492,684	PerkinElmer, Inc.	$11,947,587

Real Estate Investment Trust — 6.1%
477,100	Annaly Capital Management, Inc.	7,309,172
549,320	Apartment Investment & Management Co.	19,671,149
154,300	Camden Property Trust	7,745,860
792,195	DCT Industrial Trust, Inc.	7,890,262
383,484	Highwoods Properties, Inc.	11,914,848
22,635	Liberty Property Trust	704,175
443,857	Pennsylvania Real Estate Investment Trust	10,825,673
57,700	Realty Income Corp.	1,478,274
296,596	Vornado Realty Trust	25,569,541

		93,108,954

Retailing — 1.3%
329,601	J.C. Penney Co., Inc.	12,429,254
233,819	Ross Stores, Inc.	7,005,217

		19,434,471

Semiconductors & Semiconductor Equipment — 0.4%
293,267	Tessera Technologies, Inc.*	6,099,954

Software & Services — 2.1%
623,614	Activision, Inc.*	17,030,898
552,200	Intuit, Inc.*	14,914,922

		31,945,820

Technology Hardware & Equipment — 4.5%
1,069,089	Amphenol Corp. Class A	39,823,565
155,700	Lexmark International, Inc. Class A*	4,783,104
1,114,334	Seagate Technology	23,334,154

		67,940,823

Telecommunication Services — 1.3%
1,125,579	Cincinnati Bell, Inc.*(a)	4,794,967
364,465	Embarq Corp.	14,615,046

		19,410,013

Transportation — 1.4%
134,433	Landstar System, Inc.	7,012,025
176,989	Ryder System, Inc.	10,780,400
318,468	Southwest Airlines Co.	3,949,003

		21,741,428

Utilities — 15.8%
400,090	American Electric Power Co., Inc.	16,655,747
295,692	CMS Energy Corp.	4,003,670
67,978	Constellation Energy Group, Inc.	6,000,418
1,007,934	DPL, Inc.	25,843,428
514,114	Edison International	25,201,868
401,245	Entergy Corp.	43,767,805
289,495	Equitable Resources, Inc.	17,051,256
310,897	FirstEnergy Corp.	21,333,752
512,004	PG&E Corp.	18,851,987
832,725	PPL Corp.	38,238,732
43,947	SCANA Corp.	1,607,581
150,222	Sempra Energy	8,003,828

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
293,955	Wisconsin Energy Corp.	$12,931,080

		239,491,152

TOTAL COMMON STOCKS		$1,492,890,356

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.6%
JPMorgan Chase Euro — Time Deposit
$24,187,227	2.023%	04/01/08	$24,187,227

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,517,077,583

	Interest
Shares	Rate	Value
Securities Lending Collateral — 0.0%
Boston Global Investment Trust — Enhanced Portfolio(b)
559,800	3.147%	$559,800

TOTAL INVESTMENTS — 99.9%		$1,517,637,383

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,095,555

NET ASSETS — 100.0%		$1,518,732,938

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,527,767,532

Gross unrealized gain	141,902,438
Gross unrealized loss	(152,032,587)

Net unrealized security loss	$(10,130,149)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.5%
Australia — 4.9%
287,586	BHP Billiton Ltd. (Materials)	$9,450,366
117,879	Macquarie Group Ltd. (Diversified Financials)(a)	5,690,278

		15,140,644

Belgium — 3.4%
118,767	InBev NV (Food, Beverage & Tobacco)	10,425,523

Cyprus — 2.1%
404,460	Prosafe SE (Energy)(a)	6,372,882

France — 13.9%
89,830	BNP Paribas (Banks)	9,057,762
120,656	Carrefour SA (Food & Staples Retailing)	9,309,992
61,042	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	3,468,477
65,246	Renault SA (Automobiles & Components)	7,222,101
51,134	Technip SA (Energy)	3,983,180
83,928	Total SA (Energy)	6,217,722
100,703	Vivendi (Media)	3,939,113

		43,198,347

Germany — 12.0%
37,165	Allianz SE (Registered) (Insurance)	7,348,833
41,855	Bilfinger & Berger AG (Capital Goods)	3,598,143
79,821	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)(a)	9,832,124
20,513	Rheinmetall AG (Capital Goods)	1,448,017
170,892	SAP AG (Software & Services)	8,490,662
60,599	Siemens AG (Registered) (Capital Goods)	6,572,017

		37,289,796

Hong Kong — 4.9%
359,000	China Mobile Ltd. (Telecommunication Services)	5,393,871
616,000	Sun Hung Kai Properties Ltd. (Real Estate)	9,728,037

		15,121,908

India — 0.7%
143,994	Indiabulls Financial Services Ltd. GDR (Registered S) (Diversified Financials)	1,573,855
174,747	Indiabulls Securities GDR (Diversified Financials)*	586,526

		2,160,381

Italy — 3.5%
240,743	Mediobanca SpA (Diversified Financials)	4,942,148
905,591	UniCredito Italiano SpA (Banks)	6,067,663

		11,009,811

Japan — 15.6%
564,000	Asahi Glass Co. Ltd. (Capital Goods)	6,257,649
323,000	Matsushita Electric Industrial Co. Ltd. (Consumer Durables & Apparel)	7,021,054
190,000	Mitsubishi Estate Co. Ltd. (Real Estate)	4,656,676
431,700	Nomura Holdings, Inc. (Diversified Financials)	6,499,074
285,100	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	7,235,686

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
532,000	Sumitomo Electric Industries Ltd. (Capital Goods)	$6,800,698
1,118,000	Sumitomo Metal Industries Ltd (Materials)	4,283,394
113,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,687,896

		48,442,127

Luxembourg — 0.5%
17,725	Millicom International Cellular SA SDR (Telecommunication Services)*(a)	1,692,734

Mexico — 3.0%
224,978	Wal-Mart de Mexico SAB de CV ADR (Food & Staples Retailing)(b)	9,302,840

Netherlands — 4.5%
403,240	Aegon NV (Insurance)	5,917,335
102,051	Akzo Nobel NV (Materials)	8,188,137

		14,105,472

Norway — 2.2%
48,722	Schibsted ASA (Media)	1,462,567
177,518	StatoilHydro ASA (Energy)	5,325,711

		6,788,278

Russian — 3.9%
148,165	Gazprom OAO ADR (Energy)	7,482,332
1,669	Sberbank GDR (Banks)	571,754
11,727	Sberbank GDR (Registered S) (Banks)*	4,017,353

		12,071,439

Singapore — 2.9%
676,000	DBS Group Holdings Ltd. (Banks)	8,901,803

Spain — 2.2%
236,012	Indra Sistemas SA (Software & Services)	6,796,985

Switzerland — 4.8%
60,972	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	11,491,387
113,210	UBS AG (Registered) (Diversified Financials)	3,296,456

		14,787,843

United Kingdom — 13.5%
85,828	Anglo American PLC (Materials)	5,144,654
1,456,789	BT Group PLC (Telecommunication Services)	6,289,231
133,867	Cookson Group PLC (Capital Goods)	1,766,207
358,372	Prudential PLC (Insurance)	4,731,714
317,602	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	6,147,904
1,151,187	Tesco PLC (Food & Staples Retailing)	8,676,035
3,128,675	Vodafone Group PLC (Telecommunication Services)	9,299,756

		42,055,501

TOTAL COMMON STOCKS		$305,664,314

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.1%
JPMorgan Chase Euro — Time Deposit
$3,455,439	2.023%	04/01/08	$3,455,439

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$309,119,753

	Interest
Shares	Rate	Value
Securities Lending Collateral — 7.4%
Boston Global Investment Trust — Enhanced Portfolio(c)
22,828,975	3.147%	$22,828,975

TOTAL INVESTMENTS — 107.0%		$331,948,728

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(21,593,798)

NET ASSETS — 100.0%		$310,354,930

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

As a % of
Net Assets
Investments Industry Classifications†
Automobiles & Components	2.3%
Banks	9.2
Capital Goods	8.5
Consumer Durables & Apparel	2.3
Diversified Financials	7.3
Energy	9.5
Food & Staples Retailing	11.1
Food, Beverage & Tobacco	3.4
Insurance	5.8
Materials	8.7
Media	1.8
Pharmaceuticals, Biotechnology & Life Sciences	11.8
Real Estate	4.6
Software & Services	4.9
Telecommunication Services	7.3
Short-term Investments #	8.5

TOTAL INVESTMENTS	107.0%

† Industry concentrations greater than one-tenth of a percent are disclosed.

# Short-term investments include a short term obligation and securities lending collateral.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$356,881,864

Gross unrealized gain	10,584,578
Gross unrealized loss	(35,517,714)

Net unrealized security loss	$(24,933,136)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Automobiles & Components — 2.3%
229,000	Gentex Corp.	$3,927,350

Capital Goods — 6.3%
31,200	Alliant Techsystems, Inc.*	3,230,136
2,900	First Solar, Inc.*	670,306
52,700	Kennametal, Inc.	1,550,961
32,990	Rockwell Automation, Inc.	1,894,286
30,900	Roper Industries, Inc.	1,836,696
21,700	W.W. Grainger, Inc.	1,657,663

		10,840,048

Consumer Durables & Apparel — 10.0%
135,400	Coach, Inc.*	4,082,310
63,210	Fortune Brands, Inc.	4,393,095
65,100	Harman International Industries, Inc.	2,834,454
113,100	Mattel, Inc.	2,250,690
154,000	Newell Rubbermaid, Inc.	3,521,980

		17,082,529

Consumer Services — 1.1%
80,400	Pinnacle Entertainment, Inc.*	1,029,120
17,950	Weight Watchers International, Inc.	831,623

		1,860,743

Diversified Financials — 6.1%
164,200	Discover Financial Services	2,687,954
73,300	Moody’s Corp.	2,553,039
24,200	Nymex Holdings, Inc.	2,193,246
130,200	Raymond James Financial, Inc.	2,991,996

		10,426,235

Energy — 13.7%
78,800	Chesapeake Energy Corp.	3,636,620
84,800	Continental Resources, Inc.*	2,704,272
9,200	Dresser-Rand Group, Inc.*	282,900
43,400	Hess Corp.	3,827,012
103,000	Quicksilver Resources, Inc.*	3,762,590
70,310	Weatherford International Ltd.*	5,095,366
23,500	W-H Energy Services, Inc. Class H*	1,617,975
38,700	Whiting Petroleum Corp.*	2,501,955

		23,428,690

Food, Beverage & Tobacco — 0.6%
15,700	Wm. Wrigley Jr. Co.	986,588

Health Care Equipment & Services — 6.0%
28,405	C.R. Bard, Inc.(a)	2,738,242
22,200	Laboratory Corp. of America Holdings*	1,635,696
59,900	Psychiatric Solutions, Inc.*	2,031,808
89,900	St. Jude Medical, Inc.*	3,882,781

		10,288,527

Household & Personal Products — 1.3%
32,100	Chattem, Inc.*	2,129,514

Media — 3.0%
386,000	Entravision Communications Corp. Class A*	2,570,760
44,900	Lamar Advertising Co. Class A*(a)	1,613,257
45,200	National CineMedia, Inc.	1,016,096

		5,200,113

Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
133,600	Amylin Pharmaceuticals, Inc.*(a)	3,902,456

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
73,090	Charles River Laboratories International, Inc.*	$4,307,924
46,320	Thermo Fisher Scientific, Inc.*	2,632,829

		10,843,209

Real Estate — 2.2%
173,100	CB Richard Ellis Group, Inc. Class A*	3,745,884

Retailing — 6.0%
46,300	Advance Auto Parts, Inc.	1,576,515
38,800	J.C. Penney Co., Inc.	1,463,148
89,600	Netflix, Inc.*(a)	3,104,640
52,670	Urban Outfitters, Inc.*	1,651,205
101,300	Williams-Sonoma, Inc.	2,455,512

		10,251,020

Semiconductors & Semiconductor Equipment — 5.0%
121,600	FormFactor, Inc.*	2,322,560
89,800	Linear Technology Corp.	2,755,962
165,700	Tessera Technologies, Inc.*	3,446,560

		8,525,082

Software & Services — 19.5%
164,466	Activision, Inc.*	4,491,566
78,620	Cognizant Technology Solutions Corp. Class A*	2,266,615
64,500	Electronic Arts, Inc.*	3,219,840
55,700	Equinix, Inc.*(a)	3,703,493
64,200	Fiserv, Inc.*	3,087,378
98,100	Global Payments, Inc.	4,057,416
105,600	Iron Mountain, Inc.*	2,792,064
88,600	NeuStar, Inc. Class A*	2,346,128
50,900	Paychex, Inc.	1,743,834
30,900	Salesforce.com, Inc.*	1,788,183
182,500	Western Union Co.	3,881,775

		33,378,292

Technology Hardware & Equipment — 4.2%
99,620	Amphenol Corp. Class A	3,710,845
70,800	Flir Systems, Inc.*	2,130,372
66,200	NetApp, Inc.*	1,327,310

		7,168,527

Telecommunication Services — 4.3%
73,200	American Tower Corp. Class A*	2,870,172
64,800	Crown Castle International Corp.*	2,234,952
131,400	MetroPCS Communications, Inc.*	2,233,800

		7,338,924

Transportation — 1.2%
37,600	C.H. Robinson Worldwide, Inc.	2,045,440

TOTAL COMMON STOCKS		$169,466,715

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.7%
JPMorgan Chase Euro — Time Deposit
$1,219,381	2.023%	04/01/08	$1,219,381

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$170,686,096

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 7.9%
Boston Global Investment Trust — Enhanced Portfolio
13,459,600	3.147%	$13,459,600

TOTAL INVESTMENTS — 107.7%		$184,145,696

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(13,232,890)

NET ASSETS — 100.0%		$170,912,806

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$187,690,353

Gross unrealized gain	14,979,880
Gross unrealized loss	(18,524,537)

Net unrealized security loss	$(3,544,657)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
Automobiles & Components — 0.5%
55,581	Ford Motor Co.*	$317,923
14,600	General Motors Corp.(a)	278,130
6,500	Harley-Davidson, Inc.	243,750
15,900	Johnson Controls, Inc.	537,420
5,600	The Goodyear Tire & Rubber Co.*	144,480

		1,521,703

Banks — 3.4%
14,800	BB&T Corp.	474,488
4,150	Comerica, Inc.	145,582
16,298	Countrywide Financial Corp.	89,639
26,100	Fannie Mae	686,952
14,205	Fifth Third Bancorp	297,168
3,400	First Horizon National Corp.(a)	47,634
16,842	Freddie Mac	426,439
13,500	Hudson City Bancorp, Inc.	238,680
9,949	Huntington Bancshares, Inc.	106,952
10,400	KeyCorp	228,280
2,000	M&T Bank Corp.	160,960
6,800	Marshall & Ilsley Corp.	157,760
2,000	MGIC Investment Corp.(a)	21,060
17,300	National City Corp.	172,135
8,921	PNC Financial Services Group, Inc.	584,950
18,225	Regions Financial Corp.	359,944
9,185	Sovereign Bancorp, Inc.	85,604
9,300	SunTrust Banks, Inc.	512,802
45,580	U.S. Bancorp	1,474,969
52,127	Wachovia Corp.	1,407,429
23,340	Washington Mutual, Inc.(a)	240,402
87,797	Wells Fargo & Co.	2,554,893
2,800	Zions Bancorp	127,540

		10,602,262

Capital Goods — 9.5%
18,839	3M Co.	1,491,107
16,471	Caterpillar, Inc.	1,289,515
5,000	Cooper Industries Ltd. Class A	200,750
5,400	Cummins, Inc.	252,828
6,800	Danaher Corp.	517,004
11,479	Deere & Co.	923,371
5,250	Dover Corp.	219,345
3,900	Eaton Corp.	310,713
20,800	Emerson Electric Co.	1,070,368
2,400	Fluor Corp.	338,784
10,706	General Dynamics Corp.	892,559
265,258	General Electric Co.	9,817,199
3,300	Goodrich Corp.	189,783
19,875	Honeywell International, Inc.	1,121,347
10,900	Illinois Tool Works, Inc.	525,707
7,400	Ingersoll-Rand Co. Ltd. Class A	329,892
4,600	ITT Corp.	238,326
3,200	Jacobs Engineering Group, Inc.*	235,488
3,400	L-3 Communications Holdings, Inc.	371,756
9,182	Lockheed Martin Corp.	911,773
10,200	Masco Corp.	202,266
8,892	Northrop Grumman Corp.	691,887
9,942	PACCAR, Inc.	447,390
3,100	Pall Corp.	108,717

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
4,563	Parker Hannifin Corp.	$316,079
3,700	Precision Castparts Corp.	377,696
11,500	Raytheon Co.	743,015
4,000	Rockwell Automation, Inc.	229,680
4,360	Rockwell Collins, Inc.	249,174
2,800	Terex Corp.*	175,000
6,600	Textron, Inc.	365,772
20,523	The Boeing Co.	1,526,295
3,500	The Manitowoc Co., Inc.	142,800
4,676	Trane, Inc.	214,628
12,687	Tyco International Ltd.	558,862
26,174	United Technologies Corp.	1,801,295
1,828	W.W. Grainger, Inc.	139,641

		29,537,812

Commercial Services & Supplies — 0.5%
7,600	Allied Waste Industries, Inc.*	82,156
3,000	Avery Dennison Corp.	147,750
3,800	Cintas Corp.	108,452
3,550	Equifax, Inc.	122,404
3,600	Monster Worldwide, Inc.*	87,156
5,800	Pitney Bowes, Inc.	203,116
5,700	R.R. Donnelley & Sons Co.	172,767
4,100	Robert Half International, Inc.	105,534
13,335	Waste Management, Inc.	447,523

		1,476,858

Consumer Durables & Apparel — 1.0%
1,600	Black & Decker Corp.	105,760
2,700	Brunswick Corp.	43,119
3,100	Centex Corp.	75,051
9,800	Coach, Inc.*	295,470
7,100	D.R. Horton, Inc.	111,825
7,500	Eastman Kodak Co.	132,525
4,000	Fortune Brands, Inc.	278,000
1,600	Harman International Industries, Inc.	69,664
3,850	Hasbro, Inc.	107,415
2,300	Jones Apparel Group, Inc.	30,866
1,900	KB HOME	46,987
4,300	Leggett & Platt, Inc.	65,575
4,000	Lennar Corp. Class A	75,240
2,600	Liz Claiborne, Inc.	47,190
10,052	Mattel, Inc.	200,035
7,233	Newell Rubbermaid, Inc.	165,419
10,000	NIKE, Inc. Class B	680,000
1,600	Polo Ralph Lauren Corp.	93,264
5,900	Pulte Homes, Inc.	85,845
1,700	Snap-On, Inc.	86,445
2,100	The Stanley Works	100,002
2,300	VF Corp.	178,273
2,059	Whirlpool Corp.	178,680

		3,252,650

Consumer Services — 1.4%
3,700	Apollo Group, Inc. Class A*	159,840
11,600	Carnival Corp.	469,568
3,800	Darden Restaurants, Inc.	123,690
8,500	H&R Block, Inc.	176,460
8,200	International Game Technology	329,722

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — (continued)
8,400	Marriott International, Inc. Class A	$288,624
30,588	McDonald’s Corp.	1,705,893
19,800	Starbucks Corp.*	346,500
5,100	Starwood Hotels & Resorts Worldwide, Inc.	263,925
2,500	Wendy’s International, Inc.	57,650
4,526	Wyndham Worldwide Corp.	93,598
12,397	Yum! Brands, Inc.	461,292

		4,476,762

Diversified Financials — 7.9%
5,300	American Capital Strategies Ltd.(a)	181,048
30,920	American Express Co.	1,351,822
6,180	Ameriprise Financial, Inc.	320,433
117,789	Bank of America Corp.	4,465,381
30,215	Bank of New York Mellon Corp.	1,260,872
9,736	Capital One Financial Corp.	479,206
5,200	CIT Group, Inc.	61,620
138,605	Citigroup, Inc.	2,968,919
1,399	CME Group, Inc.	656,271
12,617	Discover Financial Services	206,540
12,000	E*Trade Financial Corp.*	46,320
2,400	Federated Investors, Inc. Class B	93,984
4,330	Franklin Resources, Inc.	419,967
1,900	Intercontinental Exchange, Inc.*	247,950
4,300	Janus Capital Group, Inc.	100,061
90,502	JPMorgan Chase & Co.	3,887,061
3,700	Legg Mason, Inc.	207,126
14,100	Lehman Brothers Holdings, Inc.	530,724
4,600	Leucadia National Corp.	208,012
25,803	Merrill Lynch & Co., Inc.	1,051,214
5,700	Moody’s Corp.	198,531
29,334	Morgan Stanley	1,340,564
5,100	Northern Trust Corp.	338,997
7,100	NYSE Euronext	438,141
11,471	SLM Corp.*	176,080
10,167	State Street Corp.	803,193
7,100	T. Rowe Price Group, Inc.	355,000
3,052	The Bear Stearns Companies, Inc.	32,016
24,486	The Charles Schwab Corp.	461,071
10,502	The Goldman Sachs Group, Inc.(b)	1,736,926

		24,625,050

Energy — 13.0%
12,458	Anadarko Petroleum Corp.	785,228
8,816	Apache Corp.	1,065,149
8,093	Baker Hughes, Inc.	554,370
7,600	BJ Services Co.	216,676
5,900	Cameron International Corp.*	245,676
12,117	Chesapeake Energy Corp.	559,200
55,292	Chevron Corp.	4,719,725
41,597	ConocoPhillips	3,170,107
4,800	Consol Energy, Inc.	332,112
11,861	Devon Energy Corp.	1,237,458
18,630	El Paso Corp.	310,003
3,800	ENSCO International, Inc.	237,956
6,585	EOG Resources, Inc.	790,200
142,144	Exxon Mobil Corp.	12,022,540

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
23,244	Halliburton Co.	$914,187
7,400	Hess Corp.	652,532
18,808	Marathon Oil Corp.	857,645
5,000	Murphy Oil Corp.	410,700
7,500	Nabors Industries Ltd.*	253,275
9,600	National-Oilwell Varco, Inc.*	560,448
7,100	Noble Corp.	352,657
4,400	Noble Energy, Inc.	320,320
21,900	Occidental Petroleum Corp.	1,602,423
7,106	Peabody Energy Corp.	362,406
3,900	Range Resources Corp.	247,455
3,100	Rowan Companies, Inc.	127,658
31,680	Schlumberger Ltd.	2,756,160
5,200	Smith International, Inc.	333,996
17,106	Spectra Energy Corp.	389,161
3,100	Sunoco, Inc.	162,657
3,500	Tesoro Corp.	105,000
15,883	The Williams Companies, Inc.	523,821
8,418	Transocean, Inc.	1,138,114
14,513	Valero Energy Corp.	712,733
8,900	Weatherford International Ltd.*	644,983
13,500	XTO Energy, Inc.	835,110

		40,509,841

Food & Staples Retailing — 2.6%
11,612	Costco Wholesale Corp.	754,432
38,024	CVS/Caremark Corp.	1,540,352
11,900	Safeway, Inc.	349,265
5,473	SUPERVALU, Inc.	164,080
16,400	Sysco Corp.	475,928
18,124	The Kroger Co.	460,350
26,500	Walgreen Co.	1,009,385
62,502	Wal-Mart Stores, Inc.(a)	3,292,605
3,700	Whole Foods Market, Inc.	121,989

		8,168,386

Food, Beverage & Tobacco — 5.6%
55,939	Altria Group, Inc.	1,241,846
19,343	Anheuser-Busch Companies, Inc.	917,825
16,849	Archer-Daniels-Midland Co.	693,505
2,200	Brown-Forman Corp. Class B	145,684
6,100	Campbell Soup Co.	207,095
7,900	Coca-Cola Enterprises, Inc.	191,180
13,100	ConAgra Foods, Inc.	313,745
4,900	Constellation Brands, Inc. Class A*	86,583
3,700	Dean Foods Co.	74,333
8,900	General Mills, Inc.	532,932
8,300	H.J. Heinz Co.	389,851
7,100	Kellogg Co.	373,176
40,819	Kraft Foods, Inc.	1,265,797
3,300	McCormick & Co., Inc.	122,001
3,500	Molson Coors Brewing Co. Class B	183,995
3,900	Pepsi Bottling Group, Inc.	132,249
42,675	PepsiCo, Inc.	3,081,135
55,939	Philip Morris International, Inc.*	2,829,395
4,545	Reynolds American, Inc.	268,291
19,000	Sara Lee Corp.	265,620
52,790	The Coca-Cola Co.	3,213,327

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — (continued)
4,600	The Hershey Co.	$173,282
7,500	Tyson Foods, Inc. Class A	119,625
4,100	UST, Inc.	223,532
5,750	Wm. Wrigley Jr. Co.	361,330

		17,407,334

Health Care Equipment & Services — 3.8%
13,389	Aetna, Inc.	563,543
4,500	AmerisourceBergen Corp.	184,410
16,700	Baxter International, Inc.	965,594
6,500	Becton, Dickinson and Co.	558,025
35,806	Boston Scientific Corp.*	460,823
2,700	C.R. Bard, Inc.(a)	260,280
9,632	Cardinal Health, Inc.	505,776
7,600	CIGNA Corp.	308,332
4,100	Coventry Health Care, Inc.*	165,435
13,284	Covidien Ltd.	587,817
6,700	Express Scripts, Inc.*	430,944
4,290	Hospira, Inc.*	183,483
4,500	Humana, Inc.*	201,870
5,240	IMS Health, Inc.	110,093
3,000	Laboratory Corp. of America Holdings*	221,040
7,614	McKesson Corp.	398,745
13,714	Medco Health Solutions, Inc.*	600,536
30,158	Medtronic, Inc.	1,458,743
3,781	Patterson Companies, Inc.*	137,250
4,100	Quest Diagnostics, Inc.	185,607
9,093	St. Jude Medical, Inc.*	392,727
6,400	Stryker Corp.	416,320
13,250	Tenet Healthcare Corp.*	74,995
33,000	UnitedHealth Group, Inc.	1,133,880
3,400	Varian Medical Systems, Inc.*	159,256
14,300	WellPoint, Inc.*	631,059
6,151	Zimmer Holdings, Inc.*	478,917

		11,775,500

Household & Personal Products — 2.7%
11,200	Avon Products, Inc.	442,848
13,486	Colgate-Palmolive Co.	1,050,694
11,340	Kimberly-Clark Corp.	731,997
81,694	Procter & Gamble Co.	5,724,299
3,700	The Clorox Co.	209,568
2,900	The Estee Lauder Companies, Inc. Class A	132,965

		8,292,371

Insurance — 3.9%
8,615	ACE Ltd.	474,342
12,792	Aflac, Inc.	830,840
2,900	AMBAC Financial Group, Inc.	16,675
67,123	American International Group, Inc.	2,903,070
7,550	Aon Corp.	303,510
2,500	Assurant, Inc.	152,150
4,368	Cincinnati Financial Corp.	166,159
11,700	Genworth Financial, Inc. Class A	264,888
8,400	Hartford Financial Services Group, Inc.	636,468
7,046	Lincoln National Corp.	366,392
11,500	Loews Corp.	462,530
13,588	Marsh & McLennan Companies, Inc.	330,868

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
3,750	MBIA, Inc.	$45,825
18,800	MetLife, Inc.	1,132,888
6,932	Principal Financial Group, Inc.	386,251
11,737	Prudential Financial, Inc.	918,420
2,550	SAFECO Corp.	111,894
15,038	The Allstate Corp.	722,726
9,658	The Chubb Corp.	477,878
18,900	The Progressive Corp.	303,723
16,298	The Travelers Companies, Inc.	779,859
2,300	Torchmark Corp.	138,253
9,518	Unum Corp.	209,491
4,900	XL Capital Ltd. Class A	144,795

		12,279,895

Materials — 3.5%
5,800	Air Products & Chemicals, Inc.	533,600
21,395	Alcoa, Inc.	771,504
2,751	Allegheny Technologies, Inc.	196,311
1,500	Ashland, Inc.	70,950
2,600	Ball Corp.	119,444
2,800	Bemis Co., Inc.	71,204
23,738	E.I. du Pont de Nemours & Co.	1,109,989
2,100	Eastman Chemical Co.	131,145
4,812	Ecolab, Inc.	208,985
10,055	Freeport-McMoRan Copper & Gold, Inc.	967,492
3,500	Hercules, Inc.	64,015
2,200	International Flavors & Fragrances, Inc.	96,910
11,559	International Paper Co.	314,405
4,698	MeadWestvaco Corp.	127,880
14,454	Monsanto Co.	1,611,621
12,088	Newmont Mining Corp.	547,586
7,700	Nucor Corp.	521,598
3,300	Pactiv Corp.*	86,493
4,300	PPG Industries, Inc.	260,193
8,300	Praxair, Inc.	699,109
3,475	Rohm & Haas Co.	187,928
4,116	Sealed Air Corp.	103,929
3,400	Sigma-Aldrich Corp.	202,810
24,813	The Dow Chemical Co.	914,359
2,500	Titanium Metals Corp.	37,625
3,120	United States Steel Corp.	395,834
2,700	Vulcan Materials Co.	179,280
5,492	Weyerhaeuser Co.	357,200

		10,889,399

Media — 2.8%
18,464	CBS Corp. Class B	407,685
13,024	Clear Channel Communications, Inc.	380,561
79,588	Comcast Corp. Class A	1,539,232
5,971	Gannett Co., Inc.	173,458
1,100	Meredith Corp.	42,075
60,886	News Corp. Class A	1,141,613
8,800	Omnicom Group, Inc.	388,784
19,300	The DIRECTV Group, Inc.*	478,447
2,500	The E.W. Scripps Co. Class A	105,025
12,071	The Interpublic Group of Companies, Inc.*	101,517

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
8,796	The McGraw-Hill Companies, Inc.	$325,012
4,200	The New York Times Co. Class A(a)	79,296
50,329	The Walt Disney Co.	1,579,324
160	The Washington Post Co. Class B	105,840
95,698	Time Warner, Inc.	1,341,686
17,224	Viacom, Inc. Class B*	682,415

		8,871,970

Pharmaceuticals, Biotechnology & Life Sciences — 7.7%
41,100	Abbott Laboratories	2,266,665
8,000	Allergan, Inc.	451,120
28,708	Amgen, Inc.*	1,199,420
4,400	Applera Corp.-Applied Biosystems Group	144,584
2,800	Barr Pharmaceuticals, Inc.*	135,268
7,885	Biogen Idec, Inc.*	486,426
52,838	Bristol-Myers Squibb Co.	1,125,449
11,500	Celgene Corp.*	704,835
26,100	Eli Lilly & Co.	1,346,499
8,400	Forest Laboratories, Inc.*	336,084
7,000	Genzyme Corp.*	521,780
24,600	Gilead Sciences, Inc.*	1,267,638
75,504	Johnson & Johnson	4,897,945
6,966	King Pharmaceuticals, Inc.*	60,604
57,679	Merck & Co., Inc.	2,188,918
1,500	Millipore Corp.*	101,115
7,500	Mylan Laboratories, Inc.(a)	87,000
3,300	PerkinElmer, Inc.	80,025
179,318	Pfizer, Inc.	3,753,126
42,546	Schering-Plough Corp.	613,088
11,068	Thermo Fisher Scientific, Inc.*	629,105
2,700	Waters Corp.*	150,390
2,900	Watson Pharmaceuticals, Inc.*	85,028
35,500	Wyeth	1,482,480

		24,114,592

Real Estate — 1.2%
2,418	Apartment Investment & Management Co. (REIT)	86,588
2,100	AvalonBay Communities, Inc. (REIT)	202,692
3,127	Boston Properties, Inc. (REIT)	287,903
5,300	CB Richard Ellis Group, Inc. Class A*	114,692
3,400	Developers Diversified Realty Corp. (REIT)	142,392
7,300	Equity Residential (REIT)	302,877
6,500	General Growth Properties, Inc. (REIT)	248,105
6,000	HCP, Inc. (REIT)	202,860
14,300	Host Hotels & Resorts, Inc. (REIT)	227,656
6,700	Kimco Realty Corp. (REIT)	262,439
4,400	Plum Creek Timber Co., Inc. (REIT)	179,080
6,900	ProLogis (REIT)	406,134
3,300	Public Storage, Inc. (REIT)	292,446
6,000	Simon Property Group, Inc. (REIT)	557,460
3,600	Vornado Realty Trust (REIT)	310,356

		3,823,680

Retailing — 2.7%
2,377	Abercrombie & Fitch Co. Class A	173,854
8,168	Amazon.com, Inc.*	582,378

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
3,972	AutoNation, Inc.*	$59,461
1,100	AutoZone, Inc.*	125,213
6,972	Bed Bath & Beyond, Inc.*	205,674
9,450	Best Buy Co., Inc.	391,797
2,100	Big Lots, Inc.*	46,830
1,800	Dillard’s, Inc. Class A(a)	30,978
5,900	Expedia, Inc.*	129,151
4,100	Family Dollar Stores, Inc.	79,950
4,100	GameStop Corp. Class A*	212,011
4,398	Genuine Parts Co.	176,887
5,300	IAC/InterActiveCorp*	110,028
5,900	J.C. Penney Co., Inc.	222,489
8,322	Kohl’s Corp.*	356,931
8,100	Limited Brands, Inc.	138,510
38,400	Lowe’s Companies, Inc.	880,896
11,834	Macy’s, Inc.	272,892
5,000	Nordstrom, Inc.	163,000
7,800	Office Depot, Inc.*	86,190
2,000	OfficeMax, Inc.	38,280
3,700	RadioShack Corp.	60,125
1,900	Sears Holdings Corp.*	193,971
18,697	Staples, Inc.	413,391
22,000	Target Corp.	1,114,960
12,650	The Gap, Inc.	248,952
44,694	The Home Depot, Inc.	1,250,091
2,900	The Sherwin-Williams Co.	148,016
11,800	The TJX Companies, Inc.	390,226
3,300	Tiffany & Co.	138,072

		8,441,204

Semiconductors & Semiconductor Equipment — 2.4%
15,900	Advanced Micro Devices, Inc.*(a)	93,651
7,674	Altera Corp.	141,432
8,100	Analog Devices, Inc.	239,112
36,200	Applied Materials, Inc.	706,262
12,950	Broadcom Corp. Class A*	249,546
153,471	Intel Corp.	3,250,516
5,025	KLA-Tencor Corp.	186,427
5,800	Linear Technology Corp.	178,002
17,900	LSI Logic Corp.*	88,605
6,100	MEMC Electronic Materials, Inc.*	432,490
4,900	Microchip Technology, Inc.	160,377
20,843	Micron Technology, Inc.*	124,433
6,500	National Semiconductor Corp.	119,080
3,265	Novellus Systems, Inc.*	68,728
15,050	NVIDIA Corp.*	297,840
5,000	Teradyne, Inc.*	62,100
35,158	Texas Instruments, Inc.	993,917
8,000	Xilinx, Inc.	190,000

		7,582,518

Software & Services — 5.8%
15,300	Adobe Systems, Inc.*	544,527
2,600	Affiliated Computer Services, Inc. Class A*	130,286
4,500	Akamai Technologies, Inc.*	126,720
6,000	Autodesk, Inc.*	188,880
13,800	Automatic Data Processing, Inc.	584,982

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
5,200	BMC Software, Inc.*	$169,104
10,304	CA, Inc.	231,840
5,100	Citrix Systems, Inc.*	149,583
7,900	Cognizant Technology Solutions Corp. Class A*	227,757
4,300	Computer Sciences Corp.*	175,397
7,300	Compuware Corp.*	53,582
4,000	Convergys Corp.*	60,240
29,344	eBay, Inc.*	875,625
8,200	Electronic Arts, Inc.*	409,344
13,382	Electronic Data Systems Corp.	222,810
4,700	Fidelity National Information Services, Inc.	179,258
4,350	Fiserv, Inc.*	209,192
6,189	Google, Inc. Class A*	2,726,069
8,900	Intuit, Inc.*	240,389
212,492	Microsoft Corp.	6,030,523
9,600	Novell, Inc.*	60,384
104,711	Oracle Corp.*	2,048,147
9,031	Paychex, Inc.	309,402
22,618	Symantec Corp.*	375,911
4,500	Total System Services, Inc.	106,470
10,000	Unisys Corp.*	44,300
6,002	VeriSign, Inc.*	199,507
20,234	Western Union Co.	430,377
35,200	Yahoo!, Inc.*	1,018,336

		18,128,942

Technology Hardware & Equipment — 7.2%
9,396	Agilent Technologies, Inc.*	280,283
23,258	Apple, Inc.*	3,337,523
2,385	Ciena Corp.*	73,530
158,820	Cisco Systems, Inc.*	3,825,974
41,625	Corning, Inc.	1,000,665
59,100	Dell, Inc.*	1,177,272
55,209	EMC Corp.*	791,697
65,589	Hewlett-Packard Co.	2,994,794
36,925	International Business Machines Corp.	4,251,544
5,000	Jabil Circuit, Inc.	47,300
6,125	JDS Uniphase Corp.*	82,014
14,100	Juniper Networks, Inc.*	352,500
2,400	Lexmark International, Inc. Class A*	73,728
3,825	Molex, Inc.	88,587
61,435	Motorola, Inc.	571,345
9,200	NetApp, Inc.*	184,460
3,300	QLogic Corp.*	50,655
42,639	QUALCOMM, Inc.	1,748,199
6,200	SanDisk Corp.*	139,934
20,514	Sun Microsystems, Inc.*	318,582
12,400	Tellabs, Inc.*	67,580
4,700	Teradata Corp.*	103,682
13,398	Tyco Electronics Ltd.	459,819
24,100	Xerox Corp.	360,777

		22,382,444

Telecommunication Services — 3.4%
10,600	American Tower Corp. Class A*	415,626
160,642	AT&T, Inc.	6,152,589

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — (continued)
2,800	CenturyTel, Inc.	$93,072
8,400	Citizens Communications Co.	88,116
4,040	Embarq Corp.	162,004
43,463	Qwest Communications International, Inc.	196,887
75,710	Sprint Nextel Corp.	506,500
76,630	Verizon Communications, Inc.	2,793,163
12,481	Windstream Corp.	149,148

		10,557,105

Transportation — 2.0%
7,822	Burlington Northern Santa Fe Corp.	721,345
4,300	C.H. Robinson Worldwide, Inc.	233,920
10,562	CSX Corp.	592,211
5,800	Expeditors International of Washington, Inc.	262,044
8,200	FedEx Corp.	759,894
9,835	Norfolk Southern Corp.	534,237
1,500	Ryder System, Inc.	91,365
19,618	Southwest Airlines Co.	243,263
6,900	Union Pacific Corp.	865,122
27,375	United Parcel Service, Inc. Class B	1,998,923

		6,302,324

Utilities — 3.5%
17,900	AES Corp.*	298,393
4,400	Allegheny Energy, Inc.	222,200
5,600	Ameren Corp.	246,624
10,740	American Electric Power Co., Inc.	447,106
8,698	CenterPoint Energy, Inc.	124,120
6,400	CMS Energy Corp.	86,656
7,300	Consolidated Edison, Inc.	289,810
4,750	Constellation Energy Group, Inc.	419,283
15,547	Dominion Resources, Inc.	634,939
4,300	DTE Energy Co.	167,227
33,213	Duke Energy Corp.	592,852
11,397	Dynegy, Inc. Class A*	89,922
8,469	Edison International	415,150
5,148	Entergy Corp.	561,544
17,481	Exelon Corp.	1,420,681
8,148	FirstEnergy Corp.	559,116
10,846	FPL Group, Inc.(a)	680,478
2,031	Integrys Energy Group, Inc.	94,726
1,400	Nicor, Inc.	46,914
7,600	NiSource, Inc.	131,024
5,500	Pepco Holdings, Inc.	135,960
9,531	PG&E Corp.	350,931
2,700	Pinnacle West Capital Corp.	94,716
9,651	PPL Corp.	443,174
6,877	Progress Energy, Inc.	286,771
13,600	Public Service Enterprise Group, Inc.	546,584
4,600	Questar Corp.	260,176
6,913	Sempra Energy	368,325
20,000	Southern Co.	712,200
5,300	TECO Energy, Inc.	84,535

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
11,110	Xcel Energy, Inc.	$221,645

		11,033,782

TOTAL COMMON STOCKS		$306,054,384

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Government Obligation — 0.1%
United States Treasury Bill(c)
$412,000	1.556%	06/12/08	$411,007

Short-Term Obligation — 1.6%
JPMorgan Chase Euro — Time Deposit
$5,143,498	2.023%	04/01/08	$5,143,498

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$311,608,889

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 1.4%
Boston Global Investment Trust — Enhanced Portfolio
4,365,875	3.147%	$4,365,875

TOTAL INVESTMENTS — 101.1%		$315,974,764

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(3,551,996)

NET ASSETS — 100.0%		$312,422,768

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Represents an affiliated issuer.

(c) All or a portion of security is segregated for initial margin requirements on futures transactions.

(d) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

S&P500 E-mini	111	June 2008	$7,348,200	$173,465

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$276,226,995

Gross unrealized gain	66,804,502
Gross unrealized loss	(27,056,733)

Net unrealized security gain	$39,747,769

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 24.1%
Agriculture — 0.3%
Cargill, Inc.(a)
$675,000	6.000%	11/27/17	$680,839

Banks — 6.0%
ANZ Capital Trust(a)
500,000	4.484	01/29/49	494,161
Bank of America Corp.
375,000	5.750	12/01/17	385,263
Bank of America Corp.(b)
875,000	8.000	12/31/49	876,050
Citigroup, Inc.
900,000	5.850	07/02/13	913,573
600,000	6.875	03/05/38	585,785
ING Capital Funding Trust III(b)
250,000	8.439	12/29/49	245,871
JP Morgan Chase & Co.
875,000	6.000	01/15/18	912,468
JPMorgan Chase Bank NA
400,000	6.000	10/01/17	416,889
MUFG Capital Finance 1 Ltd.(b)
525,000	6.346	07/29/49	420,000
Nordea Bank Sweden AB(a)(b)
2,100,000	8.950	11/29/49	2,217,325
PNC Bank NA
325,000	6.875	04/01/18	330,513
Popular North America, Inc.
1,425,000	5.650	04/15/09	1,428,909
Resona Bank Ltd.(a)(b)
1,250,000	5.850	09/29/49	1,038,763
Resona Preferred Global Securities Cayman Ltd.(a)(b)
325,000	7.191	12/29/49	283,832
Royal Bank of Scotland Group PLC(a)(b)
300,000	6.990	10/29/49	254,670
Santander Issuances SA(a)(b)
200,000	5.805	06/20/16	198,464
Tokai Preferred Capital Co. LLC(a)(b)
1,250,000	9.980	12/29/49	1,255,696
VTB Capital SA (Vneshtorgbank)(a)(b)
980,000	3.839	08/01/08	968,975
Wachovia Corp.
300,000	5.750	02/01/18	293,845
Wells Fargo & Co.
1,200,000	4.375	01/31/13	1,200,547
150,000	5.625	12/11/17	153,429

			14,875,028

Brokerage — 1.9%
Bear Stearns Companies, Inc.
500,000	6.400	10/02/17	492,500
475,000	7.250	02/01/18	487,469
Lehman Brothers Holdings Capital Trust V(b)
250,000	5.857	11/29/49	158,125
Lehman Brothers Holdings, Inc.
550,000	5.375	10/17/12	765,983
150,000	5.625	01/24/13	145,855
550,000	6.200	09/26/14	542,635
Merrill Lynch & Co., Inc.
450,000	5.450	02/05/13	440,367
325,000	6.400	08/28/17	320,713

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Brokerage — (continued)
Morgan Stanley
$275,000	5.750%	08/31/12	$278,044
400,000	5.950	12/28/17	386,548
675,000	6.625	04/01/18	681,031

			4,699,270

Diversified Manufacturing — 0.1%
Tyco Electronics Group SA(a)
225,000	6.000	10/01/12	231,566

Diversified Media — 0.3%
News America, Inc.(a)
675,000	6.650	11/15/37	676,168

Electric — 2.6%
Arizona Public Service Co.
250,000	6.375	10/15/11	257,643
350,000	6.250	08/01/16	337,176
CenterPoint Energy, Inc. Series B
1,000,000	7.250	09/01/10	1,062,681
Commonwealth Edison Co.
250,000	5.875	02/01/33	225,299
300,000	5.900	03/15/36	269,990
MidAmerican Energy Holdings Co.
1,250,000	7.520	09/15/08	1,269,276
750,000	6.125	04/01/36	728,446
Pacific Gas & Electric Co.
1,800,000	6.050	03/01/34	1,754,927
Progress Energy, Inc.
200,000	5.625	01/15/16	203,040
350,000	7.000	10/30/31	377,788

			6,486,266

Energy — 0.9%
Canadian Natural Resources Ltd.
225,000	5.700	05/15/17	225,268
50,000	5.850	02/01/35	45,217
400,000	6.500	02/15/37	391,511
75,000	6.250	03/15/38	71,347
EnCana Corp.
625,000	6.500	02/01/38	613,029
Kerr-McGee Corp.
550,000	6.950	07/01/24	586,207
Transocean, Inc.
375,000	6.800	03/15/38	383,085

			2,315,664

Entertainment — 0.1%
Time Warner Entertainment Co. LP
225,000	8.375	03/15/23	249,050

Environmental — 0.3%
Waste Management, Inc.
750,000	7.375	08/01/10	790,857

Financial Companies — 1.3%
American General Finance Corp.
275,000	5.900	09/15/12	271,796
Countrywide Home Loans, Inc.
450,000	6.250	04/15/09	421,875
150,000	5.625	07/15/09	139,500
300,000	4.125	09/15/09	276,000
GATX Financial Corp.
1,000,000	8.875	06/01/09	1,050,570
International Lease Finance Corp.
275,000	4.950	02/01/11	271,174

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Financial Companies — (continued)
Residential Capital LLC
$375,000	7.625%	11/21/08	$258,750
100,000	8.500	04/17/13	48,500
SLM Corp.
600,000	5.400	10/25/11	469,224

			3,207,389

Food & Beverage — 0.1%
Kraft Foods, Inc.
275,000	6.500	08/11/17	282,169

Food & Drug Retail — 0.3%
Marks & Spencer PLC(a)
300,000	6.250	12/01/17	296,166
400,000	7.125	12/01/37	365,248

			661,414

Healthcare — 0.3%
UnitedHealth Group, Inc.
800,000	5.500	11/15/12	811,984

Life Insurance — 0.3%
American International Group, Inc.
125,000	6.250	03/15/37	98,785
Phoenix Life Insurance Co.(a)
450,000	7.150	12/15/34	459,139
Symetra Financial Corp.(a)(b)
325,000	8.300	10/15/37	306,088

			864,012

Manufacturing — 0.2%
General Mills, Inc.
500,000	5.200	03/17/15	497,605

Media Cable — 1.7%
Comcast Cable Communications LLC
275,000	6.750	01/30/11	285,963
Comcast Corp.
625,000	6.450	03/15/37	588,017
Cox Communications, Inc.
1,750,000	4.625	01/15/10	1,748,482
Rogers Cable, Inc.
200,000	7.875	05/01/12	212,918
Time Warner Cable, Inc.
1,000,000	5.400	07/02/12	982,532
Viacom, Inc.
300,000	5.750	04/30/11	302,394

			4,120,306

Pipelines — 1.5%
Boardwalk Pipelines LP
575,000	5.875	11/15/16	554,002
Energy Transfer Partners LP
275,000	5.650	08/01/12	275,884
725,000	5.950	02/01/15	705,842
225,000	6.700	07/01/18	226,683
Enterprise Products Operating LP Series B
450,000	5.600	10/15/14	434,900
325,000	5.000	03/01/15	301,035
ONEOK Partners LP
325,000	6.650	10/01/36	307,382
300,000	6.850	10/15/37	290,919
TEPPCO Partners LP
550,000	6.650	04/15/18	555,568

			3,652,215

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — 2.0%
Ace INA Holdings, Inc.
$500,000	5.800%	03/15/18	$495,006
AON Capital Trust A
500,000	8.205	01/01/27	479,615
Arch Capital Group Ltd.
475,000	7.350	05/01/34	451,488
Aspen Insurance Holdings Ltd.
350,000	6.000	08/15/14	369,307
Chubb Corp.(b)
525,000	6.375	03/29/37	488,916
Endurance Specialty Holdings Ltd.
375,000	6.150	10/15/15	388,718
Marsh & McClennan Companies, Inc.
600,000	5.150	09/15/10	607,257
Swiss Reinsurance Capital I LP(a)(b)
600,000	6.854	12/31/49	558,338
White Mountains Reinsurance Group Ltd.(a)
600,000	6.375	03/20/17	578,082
ZFS Finance USA Trust(a)(b)
675,000	5.875	05/09/32	594,702

			5,011,429

REITs — 0.7%
Highwoods Properties, Inc.
425,000	5.850	03/15/17	363,034
iStar Financial, Inc. Series B
1,300,000	5.700	03/01/14	936,000
Westfield Capital Corp. Ltd.(a)
225,000	4.375	11/15/10	220,566
Westfield Group(a)
125,000	5.400	10/01/12	121,614

			1,641,214

Retailers — 0.2%
CVS/Caremark Corp.
525,000	5.750	06/01/17	533,170

Technology — 0.2%
Fiserv, Inc.
475,000	6.125	11/20/12	489,494

Wireless Telecommunications — 1.2%
America Movil SA De CV
1,000,000	5.500	03/01/14	1,002,340
New Cingular Wireless Services, Inc.
675,000	7.875	03/01/11	735,365
500,000	8.750	03/01/31	602,665
Nextel Communications, Inc. Series E
900,000	6.875	10/31/13	702,000

			3,042,370

Wirelines Telecommunications — 1.6%
Deutsche Telekom International Finance BV
700,000	8.250	06/15/30	833,894
France Telecom SA
725,000	7.750	03/01/11	786,358
GTE Corp.
750,000	7.510	04/01/09	775,016
Telecom Italia Capital SA
225,000	4.000	01/15/10	220,722
300,000	4.875	10/01/10	295,523
800,000	4.950	09/30/14	725,959

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — (continued)
Telefonica Europe BV
$300,000	7.750%	09/15/10	$321,897

			3,959,369

TOTAL CORPORATE BONDS			$59,778,848

Mortgage-Backed Obligations — 71.5%
Adjustable Rate FHLMC(b) — 2.2%
$2,226,640	4.846%	09/01/35	$2,263,394
3,061,920	4.737	10/01/35	3,100,154

			5,363,548

Adjustable Rate FNMA(b) — 3.2%
1,274,617	4.470	05/01/33	1,270,005
1,876,024	4.687	05/01/35	1,869,385
2,467,745	5.347	09/01/35	2,521,173
2,182,193	5.080	12/01/35	2,227,362

			7,887,925

Adjustable Rate Non-Agency(b) — 20.0%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
41,779	4.996	04/25/35	41,051
American Home Mortgage Assets Trust Series 2007-1, Class A1
2,610,497	5.026	02/25/47	1,876,778
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
70,940	4.452	04/25/34	60,592
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-3, Class 2A1
122,529	5.069	06/25/35	116,755
Bear Stearns Alt-A Trust II Series 2007-1, Class 1A1
2,778,178	6.264	09/25/47	2,285,553
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
2,099,506	2.819	08/25/36	1,553,335
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
2,610,023	4.137	02/25/37	2,513,169
Countrywide Alternative Loan Trust Series 2005-38, Class A1
367,698	5.736	09/25/35	256,281
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
856,093	2.916	11/20/35	596,906
Countrywide Alternative Loan Trust Series 2006-OA10, Class 4A1
1,996,538	2.789	08/25/46	1,496,984
Countrywide Alternative Loan Trust Series 2006-OA16, Class A2
3,768,645	2.789	10/25/46	2,839,875
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
279,634	4.503	02/19/34	238,989
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
32,954	4.552	11/20/34	24,067
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-HYB4, Class 2A1
172,669	4.901	08/20/35	122,871
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR2, Class 2A1A
1,656,536	2.759	11/19/37	1,177,891
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
728,811	5.731	12/19/35	493,960

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b)— (continued)
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
$671,020	5.441%	09/25/35	$499,331
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
1,500,464	2.819	04/25/46	1,135,870
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
1,545,431	2.809	05/25/46	1,169,677
J.P. Morgan Mortgage Trust Series 2007-A1, Class 1A1
906,768	4.201	07/25/35	882,353
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
842,074	4.749	07/25/35	812,618
J.P. Morgan Mortgage Trust Series 2007-A1, Class 5A2
850,265	4.766	07/25/35	817,033
Lehman XS Trust Series 2007-16N, Class 2A2
984,366	3.449	09/25/47	696,719
Luminent Mortgage Trust Series 2006-2, Class A1A
1,512,274	2.799	02/25/46	1,145,109
Luminent Mortgage Trust Series 2006-5, Class A1A
683,228	2.789	07/25/36	490,158
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
815,332	5.176	12/25/46	549,825
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
3,000,000	5.135	12/25/35	2,873,713
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
1,156,532	5.326	01/25/46	788,322
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
2,941,027	6.550	11/25/37	2,058,719
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
776,636	5.184	09/25/35	736,566
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
75,108	4.380	05/25/34	68,607
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
33,800	5.250	09/25/34	24,727
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
124,875	5.450	11/25/34	101,406
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
2,959,743	4.619	08/25/47	2,113,441
Thornburg Mortgage Securities Trust Series 2006-4, Class A2B
2,487,224	2.719	07/25/36	2,294,604
Thornburg Mortgage Securities Trust Series 2006-5, Class A1
2,281,943	2.719	09/25/46	2,130,875
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
2,605,056	5.166	11/25/46	1,782,540
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
55,175	4.243	06/25/34	53,511
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR10, Class 1A3
2,000,000	4.836	09/25/35	1,924,208

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b)— (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 1A
$2,714,195	5.286%	09/25/46	$1,850,616
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
763,530	5.246	09/25/46	520,444
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 1A
832,665	5.026	03/25/47	541,854
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
2,706,441	6.600	12/28/37	1,894,446
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR6, Class A1
2,960,532	5.038	04/25/35	2,523,388
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
1,439,803	5.597	07/25/36	1,375,807

			49,551,544

Commercial Mortgage Backed Securities — 7.4%
Adjustable Rate Non-Agency(b) — 3.6%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
3,000,000	5.181	09/10/47	2,945,110
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
3,000,000	5.333	11/10/45	2,973,508
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
3,000,000	5.210	10/15/44	2,969,976

			8,888,594

Sequential Fixed Rate — 3.8%
Bear Stearns Commercial Mortgage Securities Series 1999-WF2, Class A2
2,520,264	7.080	07/15/31	2,556,981
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3
2,700,000	6.269	12/10/35	2,780,709
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A4
1,500,000	4.738	07/15/42	1,429,647
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class A2
2,700,000	4.740	11/13/36	2,618,513

			9,385,850

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES			18,274,444

Collateralized Mortgage Obligations — 1.5%
Interest Only(b)(c)(d) — 0.0%
FHLMC Series 2006-3167, Class XI
637,114	0.000	10/15/35	14,514
FNMA Series 2004-71, Class DI
604,727	0.000	04/25/34	26,367

			40,881

Planned Amortization Class — 1.3%
FNMA Series 2003-92, Class PD
3,000,000	4.500	03/25/17	3,042,908

Regular Floater(d) — 0.2%
FHLMC Series 2005-3038, Class XA
73,654	0.000	09/15/35	71,162

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater — (continued)
FHLMC Series 2006-3167, Class X
$222,707	0.000%	06/15/36	$207,340
FHLMC Series 2007-3275, Class UF
86,802	0.000	02/15/37	95,413
FNMA Series 2006-81, Class LF
81,287	0.000	09/25/36	82,113
FNMA Series 2007-56, Class GY
86,313	0.000	06/25/37	89,070

			545,098

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			3,628,887

FHLMC — 5.8%
62,027	7.000	08/01/10	64,149
87	7.000	09/01/11	91
13,620	7.000	11/01/11	14,199
20,090	7.000	12/01/11	20,945
78,228	7.500	06/01/15	82,192
282,267	7.000	07/01/16	296,475
1,403,871	5.500	02/01/18	1,439,293
103,067	5.500	04/01/18	105,667
181,925	4.500	05/01/18	181,868
43,844	4.500	06/01/18	43,830
169,336	4.500	09/01/18	169,285
189,639	5.500	09/01/18	194,424
127,583	4.500	10/01/18	127,544
132,044	4.500	11/01/18	132,003
917,761	4.500	12/01/18	917,478
47,901	4.500	01/01/19	47,886
96,163	4.500	03/01/19	96,060
3,989,864	4.000	06/01/19	3,880,619
22,581	9.500	08/01/19	24,811
1,002	9.500	08/01/20	1,103
325,115	6.500	10/01/20	340,822
17,915	9.500	02/01/21	19,250
45,555	6.500	01/01/24	47,904
239,632	6.500	12/01/27	251,910
128,302	6.000	03/01/29	132,730
1,849	6.000	04/01/29	1,912
71,490	7.500	12/01/29	75,949
2,143	7.500	11/01/30	2,277
465,907	6.500	12/01/31	486,601
616,903	7.000	05/01/32	651,507
3,061	6.000	08/01/32	3,161
382,980	7.000	12/01/32	404,464
3,130,638	6.500	10/01/34	3,269,691
884,417	7.000	11/01/37	929,023

			14,457,123

FNMA — 30.5%
905	6.500	05/01/08	908
1,462	9.000	02/01/10	1,547
62,133	6.000	08/01/13	64,136
8,251	7.500	01/01/14	8,632
218,584	7.500	08/01/15	229,306
86,438	6.000	04/01/16	89,218
175,390	6.500	05/01/16	182,261
263,962	6.500	09/01/16	274,303
335,888	6.500	11/01/16	349,046
77,576	6.000	12/01/16	80,071
666,147	6.000	02/01/17	687,607
103,821	7.500	04/01/17	108,944
1,009,278	6.000	10/01/17	1,041,792

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$128,569	5.000%	02/01/18	$130,362
953,624	5.500	02/01/18	977,950
773,358	5.000	04/01/18	784,141
1,371,129	5.000	05/01/18	1,390,246
6,302,636	4.500	06/01/18	6,284,251
149,176	5.000	06/01/18	151,256
95,011	6.500	08/01/18	99,398
403,427	7.000	08/01/18	429,607
3,917,588	4.000	09/01/18	3,841,551
261,533	5.000	11/01/18	265,179
200,000	4.500	12/01/18	199,344
3,646,866	4.500	01/01/19	3,646,813
181,435	5.000	02/01/19	183,743
1,314,228	5.000	03/01/19	1,330,942
998,349	5.000	04/01/19	1,011,045
632,136	5.000	08/01/19	640,175
271,161	5.000	10/01/19	274,609
1,171,182	5.000	11/01/19	1,186,077
705	7.000	07/01/25	746
10,976	7.000	11/01/25	11,611
69,369	9.000	11/01/25	76,735
358,740	7.000	08/01/26	376,299
4,127	7.000	08/01/27	4,381
24,274	7.000	09/01/27	25,768
813	7.000	01/01/28	863
741,041	6.000	02/01/29	765,870
418,611	6.000	03/01/29	432,635
169,030	6.500	03/01/29	176,690
368,963	6.000	05/01/29	381,324
33,192	6.500	05/01/29	34,696
1,060,526	6.000	06/01/29	1,096,055
275,395	6.500	06/01/29	287,879
129,682	6.500	07/01/29	135,560
230,538	6.500	08/01/29	240,988
6,161	7.000	09/01/29	6,529
111,753	6.500	10/01/29	116,818
89,118	8.000	10/01/29	97,066
156,579	6.500	11/01/29	163,676
115,656	6.500	12/01/29	120,898
46,098	7.000	12/01/29	48,855
1,628	8.500	04/01/30	1,793
13,225	8.000	05/01/30	14,044
489	8.500	06/01/30	539
178,310	6.500	04/01/31	185,940
43,581	7.000	05/01/32	46,107
316,088	7.000	06/01/32	334,133
396,165	7.000	08/01/32	418,782
102,416	8.000	08/01/32	110,966
33,531	7.000	05/01/35	35,206
71,012	7.000	07/01/35	74,558
81,447	7.000	08/01/35	85,514
240,390	5.000	09/01/35	238,183
91,301	7.000	10/01/35	95,861
47,683	7.000	01/01/36	50,055
300,747	7.000	04/01/36	315,704
239,042	7.000	09/01/36	250,980
437,175	7.000	10/01/36	458,916
216,329	7.000	12/01/36	227,087
32,829	7.000	02/01/37	34,461
386,092	7.000	03/01/37	405,295

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$556,235	7.000%	04/01/37	$583,910
337,811	7.000	05/01/37	354,619
51,374	7.000	06/01/37	53,930
276,428	5.000	08/01/37	273,716
3,539,151	7.000	08/01/37	3,715,240
3,897,937	7.000	09/01/37	4,091,878
8,118,958	7.000	10/01/37	8,522,914
4,261,039	7.500	10/01/37	4,508,380
5,780,906	7.000	11/01/37	6,068,534
23,963	7.000	12/01/37	25,155
237,075	5.000	01/01/38	234,850
759,511	5.000	02/01/38	752,028
3,486,497	5.000	03/01/38	3,453,552
2,000,000	5.500	TBA-30yr(e)	2,018,750
7,000,000	5.000	TBA-30yr(e)	6,927,816

			75,515,798

GNMA — 0.9%
188	6.500	09/15/08	190
44,030	7.000	03/15/12	45,364
57,947	7.000	06/15/23	62,333
21,740	7.000	10/15/25	23,376
29,375	7.000	11/15/25	31,584
4,521	7.000	02/15/26	4,827
18,882	7.000	04/15/26	20,161
7,333	7.000	03/15/27	7,830
1,371	7.000	06/15/27	1,463
8,630	7.000	10/15/27	9,214
166,534	7.000	11/15/27	177,813
10,174	7.000	01/15/28	10,869
62,958	7.000	02/15/28	67,257
22,903	7.000	03/15/28	24,467
12,239	7.000	04/15/28	13,075
1,359	7.000	05/15/28	1,452
21,610	7.000	06/15/28	23,086
43,108	7.000	07/15/28	46,052
141,332	7.000	08/15/28	150,982
60,661	7.000	09/15/28	64,803
5,595	7.000	11/15/28	5,977
5,999	7.500	11/15/30	6,392
4,027	7.000	10/15/31	4,264
1,475	7.000	12/15/31	1,562
37,817	7.500	10/15/32	40,682
1,465,226	6.000	08/20/34	1,514,762

			2,359,837

TOTAL MORTGAGE-BACKED OBLIGATIONS			$177,039,106

Agency Debentures — 1.6%
FFCB(f)
$1,600,000	5.400%	06/08/17	$1,761,627
Tennessee Valley Authority
2,000,000	5.375	04/01/56	2,213,776

TOTAL AGENCY DEBENTURES			$3,975,403

Asset-Backed Securities — 1.3%
Home Equity — 1.3%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
$1,254,431	3.599%	10/25/37	$1,128,987

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
$350,000	3.849%	10/25/37	$227,500
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
700,000	4.049	10/25/37	385,000
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
324,957	7.000	09/25/37	186,865
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
322,994	7.000	09/25/37	182,759
HFC Home Equity Loan Asset Backed Certificates Series 2007-3, Class APT(b)
1,295,076	3.736	11/20/36	1,121,252

TOTAL ASSET-BACKED SECURITIES			$3,232,363

Municipal Debt Obligation — 0.1%
Ohio — 0.1%
Buckeye Tobacco Settlement Financing Authority RB for Asset Backed Bonds Senior Turbo Series 2007 A-2
$175,000	5.125%	06/01/24	$163,181

Supranational — 1.6%
Banks — 1.6%
Asian Development Bank
$5,000,000	1.000%	10/01/15	$4,060,360

Shares	Description	Value
Common Stock — 0.2%
Banks— 0.2%
Royal Bank of Scotland Group PLC ADR
475,000		$479,187

	Interest
Shares	Rate	Value
Preferred Stock — 0.3%
Financial Companies — 0.3%
FNMA
34,000	8.250%	$817,700

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.5%
JPMorgan Chase Euro — Time Deposit
$6,083,552	2.023%	04/01/08	$6,083,552

TOTAL INVESTMENTS — 103.2%			$255,629,700

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%			(7,943,721)

NET ASSETS — 100.0%			$247,685,979

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $13,541,889, which represents approximately 5.5% of net assets as of March 31, 2008.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(c) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(d) Security is issued with a zero coupon, and interest rate is contingent upon LIBOR reaching a predetermined level.

(e) TBA (To be announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $8,946,566 which represents approximately 3.6% of net assets as of March 31, 2008.

(f) All or a portion of security is segregated for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CMBS	— Commercial Mortgage-Backed Securities
CMO	— Collateralized Mortgage Obligations
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Inter Bank Offered Rate
RB	— Revenue Bond
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At March 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Australian Dollar	Sale	6/18/08	$1,275,117	$1,259,320	$15,797
British Pound	Sale	6/18/08	3,134,924	3,108,379	26,545
Canadian Dollar	Sale	6/18/08	196,000	187,872	8,128
Euro	Sale	4/30/08	833,115	832,886	229
Euro	Purchase	6/18/08	2,153,000	2,193,812	40,812
Japanese Yen	Sale	6/18/08	1,173,000	1,146,346	26,654
Japanese Yen	Purchase	6/18/08	3,536,531	3,634,911	98,380
New Zealand Dollar	Sale	6/18/08	1,611,676	1,592,807	18,869
Norwegian Krone	Purchase	6/18/08	1,169,000	1,174,541	5,541
Swedish Krona	Purchase	6/18/08	927,901	948,946	21,045
Swedish Krona	Purchase	6/19/08	568,606	574,265	5,659
Swiss Franc	Purchase	6/18/08	1,572,300	1,637,714	65,414
Swiss Franc	Sale	6/18/08	390,000	389,959	41

TOTAL					$333,114

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Sale	6/18/08	$1,357,000	$1,357,235	$(235)
Australian Dollar	Purchase	6/18/08	3,209,027	3,156,415	(52,612)
British Pound	Purchase	6/18/08	1,566,000	1,542,863	(23,137)
Canadian Dollar	Purchase	6/18/08	409,953	393,885	(16,068)
Euro	Sale	6/18/08	5,063,713	5,133,505	(69,792)
Japanese Yen	Purchase	6/18/08	589,000	575,966	(13,034)
Japanese Yen	Sale	6/18/08	2,143,000	2,207,731	(64,731)
New Zealand Dollar	Purchase	6/18/08	1,630,087	1,596,495	(33,592)
Norwegian Krone	Sale	6/18/08	390,000	395,355	(5,355)
Swedish Krona	Sale	6/18/08	390,000	396,423	(6,423)
Swiss Franc	Sale	6/18/08	1,359,000	1,408,755	(49,755)
Swiss Franc	Purchase	6/18/08	392,000	388,375	(3,625)

TOTAL					$(338,359)

FUTURES CONTRACTS — At March 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	11	June 2008	$2,687,575	$27,393
Eurodollars	15	September 2008	3,671,437	55,605
Eurodollars	15	December 2008	3,669,000	53,417
Eurodollars	15	March 2009	3,668,063	54,557
Eurodollars	15	June 2009	3,661,125	51,894
Eurodollars	7	September 2009	1,704,938	1,201
Eurodollars	7	December 2009	1,700,038	501
U.S. Treasury Bonds	101	June 2008	11,998,484	23,918
2 Year U.S. Treasury Notes	(79)	June 2008	(16,957,844)	(123,512)
5 Year U.S. Treasury Notes	35	June 2008	3,998,203	(5,584)
10 Year U.S. Treasury Notes	71	June 2008	8,445,672	98,716

TOTAL			$28,246,691	$238,106

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$268,900,604

Gross unrealized gain	3,491,968
Gross unrealized loss	(16,762,872)

Net unrealized security loss	$(13,270,904)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 79.1%
Adjustable Rate FHLMC(a) — 1.6%
$742,213	4.846%	09/01/35	$754,465
765,480	4.737	10/01/35	775,038

			1,529,503

Adjustable Rate FNMA(a) — 2.2%
424,872	4.470	05/01/33	423,335
938,012	4.749	05/01/35	934,693
727,105	5.085	12/01/35	742,155

			2,100,183

Adjustable Rate Non-Agency(a) — 9.8%
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
570,729	2.916	11/20/35	397,938
First Horizon Alternative Mortgage Securities Series 2005-AA7, Class 2A1
616,321	5.407	09/25/35	369,793
GSR Mortgage Loan Trust Series 2005-AR6, Class 3A1
751,908	4.560	09/25/35	715,105
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
646,918	6.003	08/19/36	456,162
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
600,185	2.819	04/25/46	454,348
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
842,074	4.749	07/25/35	812,618
Lehman XS Trust Series 2007-4N, Class 3A2A
896,017	5.076	03/25/47	603,354
Luminent Mortgage Trust Series 2006-2, Class A1A
604,910	2.799	02/25/46	458,044
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
1,000,000	5.135	12/25/35	957,904
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
578,266	5.326	01/25/46	394,161
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
980,342	6.550	11/25/37	686,240
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
986,581	4.619	08/25/47	704,481
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR10, Class 1A3
1,000,000	4.836	09/25/35	962,104
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
763,530	5.246	09/25/46	520,444
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
719,902	5.607	07/25/36	687,903

			9,180,599

Commercial Mortgage Backed Securities — 2.9%
Adjustable Rate Non-Agency(a) — 2.1%
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4
500,000	5.711	09/11/38	505,385
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
500,000	5.725	03/15/49	505,557

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency — (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
$1,000,000	5.225%	07/15/44	$986,920

			1,997,862

Sequential Fixed Rate — 0.8%
Banc of America Funding Corp. Series 2007-8, Class 2A1
787,173 7	.000	10/25/37	762,574

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES			2,760,436

Collateralized Mortgage Obligations — 6.2%
Interest Only(a)(b)(c) — 0.0%
FNMA Series 2004-47, Class EI
356,999	0.000	06/25/34	13,498
FNMA Series 2004-62, Class DI
154,582	0.000	07/25/33	6,589

			20,087

Planned Amortization Class — 6.0%
FHLMC Series 2719, Class GC(d)
4,580,000	5.000	06/15/26	4,638,184
FNMA Series 2003-70, Class BS
1,026,003	4.000	04/25/22	1,024,933

			5,663,117

Regular Floater(b) — 0.2%
FHLMC Series 3325, Class SX
95,386	0.000	06/15/37	96,641
FNMA Series 2007-53, Class UF
89,888	0.000	06/25/37	91,265

			187,906

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			5,871,110

FHLMC — 7.0%
1,564,787	4.500	12/01/18	1,564,304
1,595,959	4.000	06/01/19	1,552,260
1,330,686	4.500	06/01/19	1,330,276
9,621	10.000	03/01/21	11,161
24,505	6.500	06/01/23	25,714
1,056,356	6.500	10/01/34	1,103,276
999,999	5.500	02/01/38	1,010,420

			6,597,411

FNMA — 48.3%
5,668	5.000	02/01/14	5,748
73,370	5.000	11/01/17	74,458
389,471	5.000	12/01/17	395,246
286,413	5.000	01/01/18	290,661
929,073	5.000	02/01/18	942,027
288,814	5.000	03/01/18	292,841
1,146,274	5.000	04/01/18	1,162,257
437,525	5.000	05/01/18	443,626
936,185	5.000	06/01/18	949,237
23,642	5.000	07/01/18	23,972
1,567,035	4.000	09/01/18	1,536,620
607,950	5.000	11/01/18	616,426
708,607	5.000	12/01/18	718,487
59,961	5.000	01/01/19	60,797
155,516	5.000	02/01/19	157,494
617,008	5.000	03/01/19	624,855
1,509,099	5.000	04/01/19	1,529,496
715,713	5.000	06/01/19	725,692

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$464,159	6.000%	09/01/19	$479,112
650,802	5.000	12/01/19	659,876
157,037	5.000	08/01/20	159,366
584,222	6.000	12/01/20	603,009
20,312	8.000	09/01/21	22,060
11,177	7.000	05/01/35	11,735
23,670	7.000	07/01/35	24,852
27,149	7.000	08/01/35	28,505
98,056	7.000	10/01/35	102,953
15,894	7.000	01/01/36	16,685
764,442	6.500	09/01/36	791,751
79,680	7.000	09/01/36	83,660
145,724	7.000	10/01/36	152,972
432,657	7.000	12/01/36	454,174
23,661	5.500	02/01/37	23,903
396,188	5.500	03/01/37	400,244
254,002	7.000	03/01/37	266,637
1,112,471	7.000	04/01/37	1,167,821
204,538	5.500	05/01/37	206,632
1,057,116	7.000	05/01/37	1,109,712
1,000,000	5.500	06/01/37	1,010,236
102,748	7.000	06/01/37	107,861
603,911	5.500	07/01/37	610,092
6,317,676	7.000	08/01/37	6,632,010
218,609	7.000	09/01/37	229,486
795,684	5.500	10/01/37	803,829
298,675	6.500	10/01/37	309,432
974,027	7.000	10/01/37	1,022,489
2,556,623	7.500	10/01/37	2,705,028
1,795,661	5.500	11/01/37	1,814,041
192,709	6.500	11/01/37	199,650
2,509,579	7.000	11/01/37	2,634,442
976,339	5.500	12/01/37	986,333
1,543,675	6.500	12/01/37	1,599,796
555,579	7.000	12/01/37	583,222
204,316	5.500	01/01/38	206,448
549,282	6.500	01/01/38	569,225
2,000,199	5.500	02/01/38	2,021,073
1,000,000	5.500	03/01/38	1,010,401
2,000,000	5.500	TBA-30yr(e)	2,018,750
1,000,000	6.500	TBA-30yr(e)	1,035,625

			45,425,068

GNMA — 1.1%
1,196	6.500	06/15/09	1,222
1,000,000	6.500	TBA-30yr(e)	1,039,375

			1,040,597

TOTAL MORTGAGE-BACKED OBLIGATIONS			$74,504,907

Agency Debentures — 1.4%
FFCB
$500,000	5.400%	06/08/17	$550,508
Tennessee Valley Authority
700,000	5.375	04/01/56	774,822

TOTAL AGENCY DEBENTURES			$1,325,330

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — 1.1%
Home Equity — 1.1%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(f)
$385,289	3.599%	10/25/37	$346,761
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(f)
130,000	3.849	10/25/37	84,500
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(f)
180,000	4.049	10/25/37	99,000
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
92,845	7.000	09/25/37	53,390
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
92,284	7.000	09/25/37	52,217
HFC Home Equity Loan Asset Backed Certificates Series 2007-3, Class APT(a)
416,274	3.736	11/20/36	360,402

TOTAL ASSET-BACKED SECURITIES			$996,270

Municipal Debt Obligations — 2.8%
California — 1.7%
California Statewide Communities Development Authority RB for John Muir Health Series 2006 B (MBIA)(g)
$1,575,000	6.190%	08/15/36	$1,575,000

North Carolina — 0.1%
New Hanover County North Carolina Hospital RB for New Hanover Regional Medical Center Series 2006 A (FSA)(g)
100,000	6.110	10/01/36	100,000

Washington — 1.0%
Washington State Health Care Facilities Authority RB for Catholic Health Series 2007 A-3 (FSA)(g)
1,000,000	5.440	12/01/36	1,000,000

TOTAL MUNICIPAL DEBT OBLIGATIONS			$2,675,000

U.S. Treasury Obligations — 0.9%
United States Treasury Bonds
$700,000	4.500%	02/15/36	$721,735
United States Treasury Principal-Only STRIPS(h)
300,000	0.000	08/15/26	129,219

TOTAL U.S. TREASURY OBLIGATIONS			$850,954

Short-Term Obligation — 18.5%
JPMorgan Chase Euro — Time Deposit
$17,422,396	2.023%	04/01/08	$17,422,396

TOTAL INVESTMENTS — 103.8%			$97,774,857

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%			(3,602,625)

NET ASSETS — 100.0%			$94,172,232

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(b) Security is issued with a zero coupon, and interest rate is contingent upon LIBOR reaching a predetermined level.

(c) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(d) All or a portion of security is segregated for initial margin requirements on futures transactions.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $4,093,750 which represents approximately 4.3% of net assets as of March 31, 2008.

(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $530,261, which represents approximately 0.6% of net assets as of March 31, 2008.

(g) Variable rate security. Maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at March 31, 2008.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
CMBS	— Commercial Mortgage-Backed Securities
CMO	— Collateralized Mortgage Obligations
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
MBIA	— Insured by Municipal Bond Investor Assurance
RB	— Revenue Bond
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(1)	June 2008	$(244,325)	$(6,278)
Eurodollars	3	September 2008	734,287	20,106
Eurodollars	3	December 2008	733,800	19,844
Eurodollars	3	March 2009	733,613	19,976
Eurodollars	3	June 2009	732,225	19,076
U.S. Treasury Bonds	30	June 2008	3,563,906	3,635
2 Year U.S. Treasury Notes	38	June 2008	8,156,937	13,678
5 Year U.S. Treasury Notes	(3)	June 2008	(342,703)	(1,459)
10 Year U.S. Treasury Notes	101	June 2008	12,014,266	353,239

TOTAL			$26,082,006	$441,817

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$99,142,507

Gross unrealized gain	1,438,050
Gross unrealized loss	(2,805,700)

Net unrealized security loss	$(1,367,650)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Commercial Paper and Corporate Obligations — 41.1%
Amstel Funding Corp.
$4,000,000	3.000%	06/12/08	$3,976,000
Atlantic Asset Securitization Corp.
4,000,000	3.000	05/07/08	3,988,000
Atlantis One Funding Corp.
5,000,000	3.120	05/21/08	4,978,333
Chariot Funding LLC
5,000,000	2.500	06/16/08	4,973,611
Charta LLC
4,000,000	2.900	05/14/08	3,986,144
Citibank Credit Card Issuance Trust (Dakota Corp.)
2,000,000	3.350	04/24/08	1,995,719
Citigroup Funding, Inc.
5,000,000	2.980	06/12/08	4,970,200
Clipper Receivables Co. LLC
5,000,000	3.250	04/18/08	4,992,326
CRC Funding LLC
2,000,000	3.330	04/22/08	1,996,115
Danske Bank
8,000,000	2.730	05/01/08	7,981,800
Fairway Finance Corp.
5,000,000	2.830	04/21/08	4,992,139
Gemini Securitization Corp.
5,000,000	3.100	05/19/08	4,979,333
General Electric Capital Services, Inc.
5,000,000	2.780	08/05/08	4,951,350
Grampian Funding LLC
2,000,000	5.125	04/07/08	1,998,292
Jupiter Securitization Corp.
2,456,000	3.250	04/22/08	2,451,344
3,000,000	2.850	06/11/08	2,983,138
Ranger Funding Co. LLC
2,000,000	3.220	04/24/08	1,995,886
Scaldis Capital LLC
2,000,000	3.300	04/15/08	1,997,433
Unicredito Italiano Bank (Ireland) PLC
5,000,000	4.655	04/28/08	4,982,544
Variable Funding Capital Corp.
5,000,000	3.160	04/24/08	4,989,906
Yorktown Capital LLC
5,000,000	2.550	06/18/08	4,972,375

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$85,131,988

Eurodollar Certificates of Deposit — 1.4%
Societe Generale
$1,000,000	5.415%	06/12/08	$1,000,724
Societe Generale London
2,000,000	4.805	06/24/08	2,000,023

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT			$3,000,747

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Government Agency Obligations — 7.7%
Federal Home Loan Bank
$5,000,000	2.860%(a)	05/19/08	$5,000,000
4,000,000	2.800	02/25/09	4,000,000
Federal Home Loan Mortgage Corp.(a)
5,000,000	2.539	04/19/08	5,000,000
Federal National Mortgage Association(a)
2,000,000	2.330	04/01/08	1,999,716

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$15,999,716

Variable Rate Obligations(a) — 21.7%
ANZ National Bank Limited
$3,000,000	3.210%	06/10/08	$3,000,000
Barclays Bank PLC
2,000,000	3.017	04/16/08	2,000,000
Caja Madrid
5,000,000	4.044	04/21/08	5,000,000
HBOS Treasury Services PLC
5,000,000	3.065	04/07/08	5,000,000
HSBC Finance Corp.
3,000,000	3.203	04/09/08	2,999,885
IBM Corp.(b)
10,000,000	3.088	04/08/08	10,000,000
Merrill Lynch & Co., Inc.
2,000,000	2.958	04/15/08	2,000,000
Nordea Bank AB(b)
4,000,000	3.020	04/11/08	4,000,000
Royal Bank of Canada
5,000,000	3.064	04/03/08	4,999,992
UBS AG Stamford
2,000,000	2.788	04/16/08	2,000,000
Wells Fargo & Co.
4,000,000	3.169	04/03/08	4,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$44,999,877

Yankee Certificates of Deposit — 8.2%
Calyon
$5,000,000	4.650%	04/30/08	$5,000,000
Credit Suisse, Inc.
2,000,000	5.310	05/22/08	2,000,000
2,000,000	4.900	06/04/08	2,000,000
Norinchukin Bank NY
2,000,000	3.190	04/30/08	2,000,000
5,000,000	3.070	05/08/08	5,000,000
Royal Bank of Scotland PLC
1,000,000	4.905	06/10/08	1,000,010

TOTAL YANKEE CERTIFICATES OF DEPOSIT			$17,000,010

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 80.1%			$166,132,338

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 20.1%
Joint Repurchase Agreement Account II
$41,600,000	2.496%	04/01/08	$41,600,000
Maturity Value: $41,602,884

TOTAL INVESTMENTS — 100.2%			$207,732,338

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(364,520)

NET ASSETS — 100.0%			$207,367,818

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either Federal Funds, U.S. Treasury Bill or London Interbank Offering Rate. Interest rate disclosed is that which is in effect at March 31, 2008.

(b) Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $14,000,000, which represents approximately 6.8% of net assets as of March 31, 2008.

(c) Joint repurchase agreement was entered into on March 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.6%
Banks — 3.1%
67,900	BB&T Corp.	$2,176,874
21,200	Hudson City Bancorp, Inc.	374,816
247,600	Regions Financial Corp.	4,890,100
12,100	SunTrust Banks, Inc.	667,194
31,700	U.S. Bancorp	1,025,812
215,200	Wachovia Corp.	5,810,400
319,600	Wells Fargo & Co.(a)	9,300,360

		24,245,556

Capital Goods — 10.7%
90,500	3M Co.	7,163,075
73,100	AGCO Corp.*(b)	4,377,228
123,000	Caterpillar, Inc.(a)	9,629,670
1,500	Deere & Co.	120,660
179,500	Emerson Electric Co.	9,237,070
1,900	Flowserve Corp.	198,322
5,600	Fluor Corp.	790,496
9,100	Foster Wheeler Ltd.*	515,242
2,600	General Dynamics Corp.	216,762
317,288	General Electric Co.	11,742,829
97,500	Honeywell International, Inc.	5,500,950
130,600	Ingersoll-Rand Co. Ltd. Class A	5,822,148
4,900	Joy Global, Inc.	319,284
42,700	KBR, Inc.	1,184,071
58,900	Lockheed Martin Corp.(a)	5,848,770
63,600	McDermott International, Inc.*	3,486,552
96,900	Northrop Grumman Corp.	7,539,789
7,800	Raytheon Co.	503,958
16,000	Rockwell Automation, Inc.	918,720
5,600	SPX Corp.	587,440
101,500	The Boeing Co.	7,548,555
15,600	Tyco International Ltd.	687,180
1,400	W.W. Grainger, Inc.	106,946

		84,045,717

Commercial Services & Supplies — 0.0%
4,400	Manpower, Inc.	247,544

Consumer Durables & Apparel — 0.0%
4,900	Garmin Ltd.(a)	264,649
1,200	NIKE, Inc. Class B	81,600

		346,249

Consumer Services — 1.8%
233,000	Apollo Group, Inc. Class A*	10,065,600
300	Chipotle Mexican Grill, Inc. Class A*(a)	34,029
2,200	DeVry, Inc.	92,048
60,200	ITT Educational Services, Inc.*(a)	2,764,986
26,800	McDonald’s Corp.	1,494,636

		14,451,299

Diversified Financials — 6.4%
31,500	American Express Co.	1,377,180
21,700	Ameriprise Financial, Inc.	1,125,145
613,122	Bank of America Corp.(b)	23,243,455
133,400	Bank of New York Mellon Corp.(a)	5,566,782
7,900	BlackRock, Inc.	1,613,022
164,100	Eaton Vance Corp.	5,006,691
123,400	Janus Capital Group, Inc.	2,871,518
215,100	JPMorgan Chase & Co.	9,238,545

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
1,200	SEI Investments Co.	$29,628
8,700	TD Ameritrade Holding Corp.*	143,637

		50,215,603

Energy — 13.8%
226,600	Anadarko Petroleum Corp.	14,282,598
39,900	Apache Corp.	4,820,718
1,900	Cameron International Corp.*	79,116
140,800	Chevron Corp.	12,018,688
1,300	Cimarex Energy Co.	71,162
14,400	ConocoPhillips	1,097,424
500	Continental Resources, Inc.*	15,945
41,000	Devon Energy Corp.	4,277,530
505,124	Exxon Mobil Corp.	42,723,388
11,200	FMC Technologies, Inc.*	637,168
144,500	Global Industries Ltd.*	2,325,005
296,600	Halliburton Co.	11,665,278
48,800	National-Oilwell Varco, Inc.*(a)	2,848,944
7,900	Noble Energy, Inc.	575,120
38,700	Occidental Petroleum Corp.	2,831,679
15,300	Pioneer Natural Resources Co.	751,536
158,700	Valero Energy Corp.	7,793,757

		108,815,056

Food & Staples Retailing — 3.4%
57,900	BJ’s Wholesale Club, Inc.*	2,066,451
176,300	Costco Wholesale Corp.	11,454,211
1,000	Ruddick Corp.	36,860
58,900	Safeway, Inc.	1,728,715
5,800	SUPERVALU, Inc.	173,884
258,400	The Kroger Co.	6,563,360
81,900	Wal-Mart Stores, Inc.(a)	4,314,492

		26,337,973

Food, Beverage & Tobacco — 6.7%
302,100	Altria Group, Inc.	6,706,620
3,500	Archer-Daniels-Midland Co.	144,060
34,700	Bunge Ltd.(a)	3,014,736
5,800	Hansen Natural Corp.*	204,740
5,700	Hormel Foods Corp.	237,462
1,800	Loews Corp. — Carolina Group	130,590
10,000	PepsiAmericas, Inc.	255,300
52,300	PepsiCo, Inc.	3,776,060
302,100	Philip Morris International, Inc.*	15,280,218
1,500	Reynolds American, Inc.	88,545
38,400	The Coca-Cola Co.	2,337,408
355,100	Tyson Foods, Inc. Class A	5,663,845
271,467	UST, Inc.(a)	14,800,381

		52,639,965

Health Care Equipment & Services — 4.3%
256,094	AmerisourceBergen Corp.	10,494,732
18,000	Covidien Ltd.	796,500
66,600	Express Scripts, Inc.*	4,283,712
62,900	Kinetic Concepts, Inc.*	2,907,867
356,900	Medco Health Solutions, Inc.*	15,628,651

		34,111,462

Household & Personal Products — 2.1%
13,600	Avon Products, Inc.	537,744

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household & Personal Products — (continued)
800	Church & Dwight Co., Inc.	$43,392
55,300	Energizer Holdings, Inc.*	5,003,544
18,800	Herbalife Ltd.	893,000
142,200	Procter & Gamble Co.	9,963,954
1,000	The Estee Lauder Companies, Inc. Class A	45,850

		16,487,484

Insurance — 2.6%
3,200	ACE Ltd.	176,192
7,600	American International Group, Inc.	328,700
12,700	Axis Capital Holdings Ltd.	431,546
5	Berkshire Hathaway, Inc. Class A*	667,000
30	Berkshire Hathaway, Inc. Class B*	134,187
34,600	Endurance Specialty Holdings Ltd.	1,266,360
140,400	MetLife, Inc.(a)	8,460,504
25,500	Prudential Financial, Inc.	1,995,375
69,800	The Chubb Corp.	3,453,704
71,000	The Travelers Companies, Inc.	3,397,350

		20,310,918

Materials — 3.1%
1,400	AK Steel Holding Corp.	76,188
1,800	Carpenter Technology Corp.	100,746
43,400	Celanese Corp. Class A	1,694,770
120,800	CF Industries Holdings, Inc.	12,517,296
3,200	Commercial Metals Co.	95,904
8,800	Monsanto Co.	981,200
1,800	Reliance Steel & Aluminum Co.	107,748
41,700	Southern Copper Corp.(a)	4,329,711
102,500	Terra Industries, Inc.*	3,641,825
4,900	The Mosaic Co.*	502,740
700	The Scotts Miracle-Gro Co. Class A	22,694
14,900	Worthington Industries, Inc.(a)	251,363

		24,322,185

Media — 3.9%
588,730	CBS Corp. Class B	12,999,158
43,886	The Walt Disney Co.	1,377,143
1,173,953	Time Warner, Inc.	16,458,821

		30,835,122

Pharmaceuticals, Biotechnology & Life Sciences — 8.2%
400	Abbott Laboratories	22,060
168,390	Amgen, Inc.*	7,035,334
194,100	Biogen Idec, Inc.*	11,974,029
36,000	Eli Lilly & Co.	1,857,240
71,700	Gilead Sciences, Inc.*	3,694,701
11,500	Invitrogen Corp.*	982,905
319,608	Merck & Co., Inc.	12,129,124
3,900	PerkinElmer, Inc.	94,575
1,246,615	Pfizer, Inc.	26,091,652
18,600	Wyeth	776,736

		64,658,356

Real Estate — 3.5%
40,400	AvalonBay Communities, Inc. (REIT)	3,899,408
7,900	Equity Residential (REIT)	327,771
14,600	Federal Realty Investment Trust (REIT)	1,138,070
5,800	Jones Lang LaSalle, Inc.	448,572

Shares	Description	Value
Common Stocks — (continued)
Real Estate — (continued)
1,600	Plum Creek Timber Co., Inc. (REIT)	$65,120
312,200	ProLogis (REIT)	18,376,092
1,400	SL Green Realty Corp. (REIT)	114,058
33,100	The Macerich Co. (REIT)	2,325,937
24,900	Ventas, Inc. (REIT)	1,118,259

		27,813,287

Retailing — 2.6%
123,600	Amazon.com, Inc.*(a)	8,812,680
313,494	AutoNation, Inc.*	4,693,005
104,000	Best Buy Co., Inc.	4,311,840
27,400	GameStop Corp. Class A*	1,416,854
22,700	The Home Depot, Inc.	634,919
25,400	The TJX Companies, Inc.	839,978

		20,709,276

Semiconductors & Semiconductor Equipment — 2.9%
102,800	Analog Devices, Inc.	3,034,656
101,600	Intel Corp.	2,151,888
5,000	MEMC Electronic Materials, Inc.*	354,500
61,300	National Semiconductor Corp.	1,123,016
143,550	NVIDIA Corp.*	2,840,854
457,152	Texas Instruments, Inc.	12,923,687

		22,428,601

Software & Services — 6.5%
78,600	Accenture Ltd. Class A	2,764,362
14,600	Activision, Inc.*	398,726
52,500	CA, Inc.	1,181,250
103,400	eBay, Inc.*	3,085,456
20,000	Google, Inc. Class A*	8,809,400
930,240	Microsoft Corp.	26,400,211
505,000	Symantec Corp.*	8,393,100
16,200	Yahoo!, Inc.*	468,666

		51,501,171

Technology Hardware & Equipment — 5.5%
54,500	Apple, Inc.*	7,820,750
26,900	Cisco Systems, Inc.*	648,021
9	CommScope, Inc.*	314
173,800	Dell, Inc.*	3,462,096
576,800	EMC Corp.*	8,271,312
58,600	Hewlett-Packard Co.	2,675,676
482,400	Juniper Networks, Inc.*	12,060,000
84,600	Seagate Technology	1,771,524
24,100	Sun Microsystems, Inc.*	374,273
3,200	Teradata Corp.*	70,592
152,826	Tyco Electronics Ltd.	5,244,988
25,300	Western Digital Corp.*	684,112

		43,083,658

Telecommunication Services — 3.4%
71,300	AT&T, Inc.	2,730,790
41,500	CenturyTel, Inc.	1,379,460
20,700	Embarq Corp.	830,070
311,995	Sprint Nextel Corp.	2,087,247
534,000	Verizon Communications, Inc.	19,464,300

		26,491,867

Transportation — 0.8%
900	Burlington Northern Santa Fe Corp.	82,998

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Transportation — (continued)
61,600	J.B. Hunt Transport Services, Inc.	$1,936,088
1,300	Landstar System, Inc.	67,808
16,600	Southwest Airlines Co.	205,840
15,600	Union Pacific Corp.	1,955,928
29,400	United Parcel Service, Inc. Class B	2,146,788
2,400	Werner Enterprises, Inc.	44,544

		6,439,994

Utilities — 3.3%
10,300	American Electric Power Co., Inc.	428,789
20,000	Dominion Resources, Inc.	816,800
107,600	Duke Energy Corp.	1,920,660
5,000	Entergy Corp.	545,400
2,400	Exelon Corp.	195,048
58,500	FirstEnergy Corp.	4,014,270
1,500	FPL Group, Inc.	94,110
4,700	NRG Energy, Inc.*	183,253
400	OGE Energy Corp.	12,468
44,400	PPL Corp.	2,038,848
665,983	Reliant Energy, Inc.*	15,750,498
500	TECO Energy, Inc.	7,975

		26,008,119

TOTAL COMMON STOCKS		$776,546,462

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.5%
JPMorgan Chase Euro — Time Deposit
$4,307,501	2.023%	04/01/08	$4,307,501

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$780,853,963

	Interest
Shares	Rate	Value
Securities Lending Collateral — 8.0%
Boston Global Investment Trust — Enhanced Portfolio(c)
62,948,150	3.147%	$62,948,150

TOTAL INVESTMENTS — 107.1%		$843,802,113

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(56,272,185)

NET ASSETS — 100.0%		$787,529,928

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P 500 E-mini	158	June 2008	$10,459,600	$143,806

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$884,816,465

Gross unrealized gain	34,379,061
Gross unrealized loss	(75,393,413)

Net unrealized security loss	$(41,014,352)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Automobiles & Components — 0.5%
14,000	Amerigon, Inc.*	$207,200
100	ArvinMeritor, Inc.	1,251
4,300	Coachmen Industries, Inc.	12,814
27,100	Cooper Tire & Rubber Co.	405,687
2,600	Drew Industries, Inc.*	63,596

		690,548

Banks — 5.4%
100	1st Source Corp.	2,105
100	Ameris Bancorp	1,606
13,900	Banco Latinoamericano de Exportaciones SA Class E	214,060
3,600	Bank Mutual Corp.	38,664
17,700	Boston Private Financial Holdings, Inc.	187,443
12,300	City National Corp.	608,358
110	Community Trust Bancorp, Inc.	3,223
18,100	East West Bancorp, Inc.	321,275
5,700	First Citizens BancShares, Inc. Class A	794,295
44,800	First Community Bancorp	1,202,880
100	FirstFed Financial Corp.*	2,715
2,000	FirstMerit Corp.	41,320
100	Heritage Commerce Corp.	1,833
100	Horizon Financial Corp.	1,381
100	Nara Bancorp, Inc.	1,299
20,207	Preferred Bank	337,255
90,300	Provident Financial Services, Inc.	1,276,842
100	Renasant Corp.	2,250
100	SCBT Financial Corp.	3,380
100	Southwest Bancorp, Inc.	1,751
100	Sterling Financial Corp.	1,561
100	Susquehanna Bancshares, Inc.	2,037
15,804	SVB Financial Group*	689,686
600	Texas Capital Bancshares, Inc.*	10,128
100	TriCo Bancshares	1,731
75,700	Umpqua Holdings Corp.(a)	1,174,107
100	Washington Trust Bancorp, Inc.	2,482
800	Webster Financial Corp.	22,296
100	Westfield Financial, Inc.	977
3,300	Whitney Holding Corp.	81,807
3,100	Wintrust Financial Corp.	108,345

		7,139,092

Capital Goods — 9.9%
2,200	A.O. Smith Corp.	72,314
24,013	Aerovironment, Inc.*	491,066
15,200	AGCO Corp.*(b)	910,176
1,000	American Railcar Industries, Inc.	20,330
3,200	Ampco-Pittsburgh Corp.	137,568
18,000	Applied Industrial Technologies, Inc.	538,020
2,500	Applied Signal Technology, Inc.	29,500
1,000	Astec Industries, Inc.*	38,760
2,400	AZZ, Inc.*	85,392
5,200	Baldor Electric Co.	145,600
1,800	Belden, Inc.	63,576
36,200	C&D Technologies, Inc.*(a)	181,724
1,100	CIRCOR International, Inc.	50,875
7,500	Coleman Cable, Inc.*(a)	82,500
4,000	Columbus McKinnon Corp.*	123,920
2,500	Commercial Vehicle Group, Inc.*	24,775

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
25,400	Cubic Corp.	$722,122
11,144	DynCorp International, Inc. Class A*	185,882
19,700	Encore Wire Corp.(a)	358,737
11,700	EnerSys*	279,864
200	Flowserve Corp.	20,876
4,100	FreightCar America, Inc.	140,630
3,900	Gibraltar Industries, Inc.	45,747
45,340	GrafTech International Ltd.*	734,961
3,300	Griffon Corp.*	28,380
23,300	Integrated Electrical Services, Inc.*	366,043
1,600	Kadant, Inc.*	47,008
700	Kaman Corp.	19,803
4,500	KBR, Inc.	124,785
10,400	L.B. Foster Co. Class A*	447,824
800	Lindsay Corp.	81,976
18,500	LSI Industries, Inc.	244,385
1,600	Michael Baker Corp.*	35,936
1,000	MTC Technologies, Inc.*	23,780
9,800	NACCO Industries, Inc. Class A	793,212
700	NuCo2, Inc.*	19,439
11,900	Perini Corp.*	431,137
100	PGT, Inc.*	274
5,300	Powell Industries, Inc.*	208,661
5,600	RBC Bearings, Inc.*	207,928
600	Regal-Beloit Corp.	21,978
3,000	Robbins & Myers, Inc.	97,950
20,000	Rush Enterprises, Inc. Class A*	316,800
3,500	Stanley, Inc.*	103,110
5,100	Sun Hydraulics Corp.	149,277
37,100	Superior Essex, Inc.*	1,043,252
6,800	Taser International, Inc.*(a)	63,920
34,400	Tecumseh Products Co. Class A*	1,055,392
1,200	Tennant Co.	47,772
2,900	The Gorman-Rupp Co.	95,381
26,600	Tredegar Corp.	484,386
30,700	TriMas Corp.*	161,789
3,200	Valmont Industries, Inc.	281,248
10,400	Vicor Corp.	124,176
1,400	Walter Industries, Inc.	87,682
12,000	Woodward Governor Co.	320,640

		13,020,239

Commercial Services & Supplies — 3.4%
89,500	Bowne & Co., Inc.	1,364,875
14,700	Comfort Systems USA, Inc.	191,247
100	Cornell Companies, Inc.*	2,246
24,600	Herman Miller, Inc.	604,422
300	HNI Corp.	8,067
84,786	IKON Office Solutions, Inc.	644,374
100	Interface, Inc. Class A	1,405
1,400	School Specialty, Inc.*	44,156
108,991	Spherion Corp.*	667,025
20,200	United Stationers, Inc.*	963,540
100	Viad Corp.	3,601

		4,494,958

Consumer Durables & Apparel — 2.7%
69,000	American Greetings Corp. Class A	1,279,950
4,500	Brunswick Corp.	71,865

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Durables & Apparel — (continued)
2,500	Callaway Golf Co.	$36,700
8,700	Deckers Outdoor Corp.*	938,034
26,600	Fossil, Inc.*	812,364
2,400	Hooker Furniture Corp.	53,616
2,700	Kenneth Cole Productions, Inc. Class A	45,738
6,000	Polaris Industries, Inc.(a)	246,060
3,100	The Warnaco Group, Inc.*	122,264

		3,606,591

Consumer Services — 4.5%
9,800	Bob Evans Farms, Inc.	270,382
13,800	California Pizza Kitchen, Inc.*	180,918
23,486	Capella Education Co.*	1,282,336
12,800	Chipotle Mexican Grill, Inc. Class B*	1,242,752
600	Corinthian Colleges, Inc.*	4,338
18,200	DeVry, Inc.	761,488
2,600	ITT Educational Services, Inc.*	119,418
12,500	Landry’s Restaurants, Inc.	203,500
38,500	Multimedia Games, Inc.*	205,590
21,400	O’Charleys, Inc.	246,528
110	Papa John’s International, Inc.*	2,663
3,751	Premier Exhibitions, Inc.*(a)	22,656
26,315	Pre-Paid Legal Services, Inc.*	1,116,019
300	Strayer Education, Inc.	45,750
12,700	Universal Technical Institute, Inc.*	148,971
1,500	WMS Industries, Inc.*	53,955

		5,907,264

Diversified Financials — 1.8%
150	Advanta Corp. Class B	1,054
2,100	Capital Southwest Corp.	259,812
6,200	GAMCO Investors, Inc. Class A	312,232
1,880	GFI Group, Inc.	107,724
19,000	Greenhill & Co., Inc.(a)	1,321,640
3,100	Janus Capital Group, Inc.	72,137
106	NGP Capital Resources Co.	1,741
8,300	Piper Jaffray Companies, Inc.*	281,868
100	Sanders Morris Harris Group, Inc.	816

		2,359,024

Energy — 7.9%
17,500	Alpha Natural Resources, Inc.*	760,200
900	Approach Resources, Inc.*	14,112
2,600	Arlington Tankers Ltd.	54,600
6,900	Berry Petroleum Co. Class A	320,781
18,100	Bois d’Arc Energy, Inc.*	388,969
4,600	Bronco Drilling Co., Inc.*	74,106
33,000	Cal Dive International, Inc.*	342,540
3,200	Comstock Resources, Inc.*	128,960
5,700	Concho Resources, Inc.*	146,148
2,900	Dawson Geophysical Co.*	195,750
2,900	Delek US Holdings, Inc.	36,743
300	Dresser-Rand Group, Inc.*	9,225
31,900	Energy Partners Ltd.*	302,093
30,000	General Maritime Corp.(a)	708,300
38,416	Global Industries Ltd.*	618,114
7,600	Gulf Island Fabrication, Inc.	218,272
14,900	Harvest Natural Resources, Inc.*	179,694
7,100	Knightsbridge Tankers Ltd.(a)	189,428

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
14,800	Mariner Energy, Inc.*	$399,748
2,100	NATCO Group, Inc. Class A*	98,175
6,200	Newpark Resources, Inc.*	31,620
1,400	Nordic American Tanker Shipping Ltd.	39,200
400	Petroleum Development Corp.*	27,708
6,100	Petroquest Energy, Inc.*	105,774
1,600	Rex Energy Corp.*	26,624
24,500	Rosetta Resources, Inc.*	481,915
59,200	Stone Energy Corp.*	3,096,752
11,200	Superior Offshore International, Inc.*	37,072
17,890	Swift Energy Co.*	804,871
4,700	Union Drilling, Inc.*	82,203
400	W&T Offshore, Inc.	13,644
10,900	Willbros Group, Inc.*(a)	333,540
4,700	World Fuel Services Corp.	131,929

		10,398,810

Food & Staples Retailing — 2.7%
1,000	BJ’s Wholesale Club, Inc.*	35,690
5,700	Casey’s General Stores, Inc.	128,820
1,700	Longs Drug Stores Corp.	72,182
20,300	Nash Finch Co.	689,794
30,400	Performance Food Group Co.*	993,472
28,062	PriceSmart, Inc.	777,598
2,700	Ruddick Corp.	99,522
2,100	The Andersons, Inc.	93,681
1,200	The Pantry, Inc.*	25,296
33,400	Winn-Dixie Stores, Inc.*	599,864

		3,515,919

Food, Beverage & Tobacco — 3.3%
15,000	Alliance One International, Inc.*	90,600
4,800	Boston Beer Co., Inc. Class A*	228,192
13,100	Cal-Maine Foods, Inc.(a)	437,278
64,400	Chiquita Brands International, Inc.*(a)	1,488,284
2,800	Flowers Foods, Inc.	69,300
15,300	Fresh Del Monte Produce, Inc.*	556,920
3,900	Green Mountain Coffee Roasters, Inc.*	123,435
2,800	Hansen Natural Corp.*	98,840
5,700	Imperial Sugar Co.	107,274
2,300	MGP Ingredients, Inc.	16,077
3,700	PepsiAmericas, Inc.	94,461
3,400	Sanderson Farms, Inc.	129,234
13,300	Universal Corp.	871,549

		4,311,444

Health Care Equipment & Services — 5.4%
7,000	Abaxis, Inc.*	162,190
500	AMERIGROUP Corp.*	13,665
9,200	Analogic Corp.	612,168
4,700	ArthroCare Corp.*(a)	156,745
5,400	Aspect Medical Systems, Inc.*	32,940
3,100	Cantel Medical Corp.*	32,922
38,100	Conmed Corp.*	976,884
5,900	Cynosure, Inc. Class A*	125,670
700	Datascope Corp.	29,001
13,500	Eclipsys Corp.*	264,735
3,800	Gen-Probe, Inc.*	183,160
38,000	Invacare Corp.	846,640

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
1,800	Kensey Nash Corp.*	$52,110
45,501	Kindred Healthcare, Inc.*	995,107
14,600	Kinetic Concepts, Inc.*	674,958
1,300	Medical Action Industries, Inc.*	21,359
1,400	Meridian Bioscience, Inc.	46,802
3,700	Merit Medical Systems, Inc.*	58,571
5,500	Molina Healthcare, Inc.*	134,310
1,800	Osteotech, Inc.*	8,550
6,900	Owens & Minor, Inc.	271,446
1,400	Phase Forward, Inc.*	23,912
14,900	Quidel Corp.*	239,294
34,500	RehabCare Group, Inc.*	517,500
13,800	RTI Biologics, Inc.*	130,410
5,800	Sonic Innovations, Inc.*	28,014
9,200	SurModics, Inc.*(a)	385,296
1,700	Symmetry Medical, Inc.*	28,220
4,700	Theragenics Corp.*	18,518
5,600	TranS1, Inc.*(a)	65,240
1,000	Universal American Corp.*	10,600

		7,146,937

Household & Personal Products — 0.2%
100	Alberto-Culver Co.	2,741
7,500	Central Garden and Pet Co. Class A*	33,300
4,700	Elizabeth Arden, Inc.*	93,765
1,500	USANA Health Sciences, Inc.*	33,045
1,700	WD-40 Co.	56,525

		219,376

Insurance — 5.1%
14,150	American Physicians Capital, Inc.	655,994
14,200	AmTrust Financial Services, Inc.	230,182
111,600	Aspen Insurance Holdings Ltd.	2,944,008
11,300	Assured Guaranty Ltd.	268,262
4,000	CastlePoint Holdings Ltd.	38,920
10,900	Endurance Specialty Holdings Ltd.	398,940
800	Hallmark Financial Services, Inc.*	8,928
6,100	IPC Holdings Ltd.	170,800
31,600	Max Capital Group Ltd.	827,604
1,300	National Western Life Insurance Co. Class A	281,827
27,100	Platinum Underwriters Holdings Ltd.	879,666
3,000	Stewart Information Services Corp.	83,970

		6,789,101

Materials — 6.4%
17,500	Calgon Carbon Corp.*(a)	263,375
20,818	CF Industries Holdings, Inc.	2,157,161
9,100	Compass Minerals International, Inc.	536,718
100	Ferro Corp.	1,486
5,900	Horsehead Holding Corp.*	68,322
6,600	Kaiser Aluminum Corp.	457,380
10,100	Koppers Holdings, Inc.	447,531
4,100	LSB Industries, Inc.*	60,434
4,600	Minerals Technologies, Inc.	288,880
7,300	Olympic Steel, Inc.	329,230
5,100	OM Group, Inc.*	278,154
6,300	Quanex Corp.	325,962
7,800	Schnitzer Steel Industries, Inc. Class A	553,956

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
46,200	ShengdaTech, Inc.*(a)	$392,700
10,600	Spartech Corp.	89,570
2,100	Stepan Co.	80,283
42,583	Terra Industries, Inc.*	1,512,974
100	Tronox, Inc. Class B	390
700	Universal Stainless & Alloy Products, Inc.*	20,797
29,400	Worthington Industries, Inc.(a)	495,978
4,500	Zep, Inc.	72,990

		8,434,271

Media — 1.0%
7,000	Arbitron, Inc.	302,120
6,100	Belo Corp. Class A	64,477
100	Cox Radio, Inc. Class A*	1,188
4,300	CTC Media, Inc.*	119,325
4,500	Global Sources Ltd.*(a)	66,825
100	Harris Interactive, Inc.*	273
17,800	Harte-Hanks, Inc.	243,326
9,600	Lin TV Corp. Class A*	92,256
1,900	Media General, Inc. Class A	26,638
3,400	Morningstar, Inc.*	208,590
2,000	Regal Entertainment Group Class A	38,580
7,500	Scholastic Corp.*	227,025

		1,390,623

Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
10,500	Albany Molecular Research, Inc.*	127,470
16,800	Alkermes, Inc.*	199,584
1,300	BioMarin Pharmaceutical, Inc.*	45,981
17,700	Bruker Corp.*	272,403
25,350	Caraco Pharmaceutical Laboratories Ltd.*	455,033
18,500	Cepheid, Inc.*	451,215
26,000	Cubist Pharmaceuticals, Inc.*	478,920
1,100	Dionex Corp.*	84,689
3,700	Emergent Biosolutions, Inc.*	33,004
2,200	Enzon Pharmaceuticals, Inc.*	20,262
57,300	eResearchTechnology, Inc.*	711,666
2,000	Genomic Health, Inc.*	37,780
12,200	GenVec, Inc.*	21,472
5,700	Illumina, Inc.*	432,630
4,100	Kendle International, Inc.*	184,172
4,600	LifeCell Corp.*	193,338
6,100	Martek Biosciences Corp.*	186,477
11,800	Metabolix, Inc.*	129,210
32,100	Millennium Pharmaceuticals, Inc.*	496,266
533	Molecular Insight Pharmaceuticals, Inc.*	3,603
3,100	Neurocrine Biosciences, Inc.*	16,740
7,700	Obagi Medical Products, Inc.*	66,836
23,000	OSI Pharmaceuticals, Inc.*	859,970
11,900	Par Pharmaceutical Cos, Inc.*	206,941
1,000	Parexel International Corp.*	26,100
30,800	PharmaNet Development Group, Inc.*	777,084
3,200	Poniard Pharmaceuticals, Inc.*	10,720
4,600	Progenics Pharmaceuticals, Inc.*	30,038
100	Rigel Pharmaceuticals, Inc.*	1,866
3,800	United Therapeutics Corp.*	329,460
16,400	Varian, Inc.*	949,888

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
28,700	Vivus, Inc.*	$173,061
14,900	Watson Pharmaceuticals, Inc.*	436,868
8,500	XenoPort, Inc.*	343,995
84,800	XOMA Ltd.*	219,632

		9,014,374

Real Estate — 7.1%
5,500	Agree Realty Corp. (REIT)	150,975
21,200	AMB Property Corp. (REIT)	1,153,704
44,359	Anthracite Capital, Inc. (REIT)(a)	292,769
2,300	Education Realty Trust, Inc. (REIT)	28,911
5,900	Entertainment Properties Trust (REIT)	291,047
7,500	Federal Realty Investment Trust (REIT)	584,625
1,300	Getty Realty Corp. (REIT)	20,709
7,316	Jones Lang LaSalle, Inc.	565,820
100	LTC Properties, Inc. (REIT)	2,571
5,000	Maguire Properties, Inc. (REIT)	71,550
35,391	Medical Properties Trust, Inc. (REIT)(a)	400,626
13,865	National Health Investors, Inc. (REIT)	433,281
18,100	Nationwide Health Properties, Inc. (REIT)(a)	610,875
45,600	Post Properties, Inc. (REIT)	1,761,072
4,000	Potlatch Corp. (REIT)	165,080
2,700	Rayonier, Inc. (REIT)	117,288
9,400	Realty Income Corp. (REIT)(a)	240,828
14,400	Regency Centers Corp. (REIT)	932,544
17,000	Taubman Centers, Inc. (REIT)	885,700
13,700	Ventas, Inc. (REIT)	615,267

		9,325,242

Retailing — 3.6%
47,400	1-800-FLOWERS.COM, Inc. Class A*	403,374
29,200	Aeropostale, Inc.*	791,612
9,100	Asbury Automotive Group, Inc.	125,216
5,400	AutoNation, Inc.*	80,838
900	Barnes & Noble, Inc.	27,585
4,800	Blue Nile, Inc.*(a)	259,920
2,300	Brown Shoe Co., Inc.	34,661
3,500	GameStop Corp. Class A*	180,985
18,300	Gymboree Corp.*	729,804
100	Haverty Furniture Companies, Inc.	1,064
9,800	J. Crew Group, Inc.*	432,866
100	Jo-Ann Stores, Inc.*	1,473
14,100	RadioShack Corp.	229,125
400	Shutterfly, Inc.*	5,948
100	Syms Corp.	1,214
600	Systemax, Inc.	7,236
32,400	The Buckle, Inc.	1,449,252
1,000	Tween Brands, Inc.*	24,740

		4,786,913

Semiconductors & Semiconductor Equipment — 1.3%
1,900	Atheros Communications, Inc.*	39,596
400	Cabot Microelectronics Corp.*	12,860
200	Cohu, Inc.	3,250
3,400	International Rectifier Corp.*	73,100
100	Micrel, Inc.	927
3,100	MIPS Technologies, Inc.*	12,276
35,800	Monolithic Power Systems, Inc.*	631,154

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
100	Novellus Systems, Inc.*	$2,105
57,200	Skyworks Solutions, Inc.*	416,416
4,900	TriQuint Semiconductor, Inc.*	24,794
15,700	Varian Semiconductor Equipment Associates, Inc.*	441,955
4,400	Zoran Corp.*	60,104

		1,718,537

Software & Services — 10.9%
21,900	Actuate Corp.*	89,790
3,400	Acxiom Corp.	40,358
26,000	Advent Software, Inc.*	1,108,120
22,000	Ansoft Corp.*	671,440
5,500	Ansys, Inc.*	189,860
16,400	Art Technology Group, Inc.*	63,632
55,900	AsiaInfo Holdings, Inc.*	607,074
2,900	Blackbaud, Inc.	70,412
1,500	BladeLogic, Inc.*	42,075
14,800	Bottomline Technologies, Inc.*	186,480
119,541	Captaris, Inc.*	528,371
96,100	Chordiant Software, Inc.*	579,483
19,500	Ciber, Inc.*	95,550
7,000	Concur Technologies, Inc.*	217,350
100	Convergys Corp.*	1,506
1,800	CyberSource Corp.*	26,298
2,500	Double-Take Software, Inc.*	29,200
10,300	Fair Isaac Corp.	221,656
3,600	Glu Mobile, Inc.*	16,164
39,500	Greenfield Online, Inc.*	468,470
3,700	iGate Corp.*	26,344
34,100	InfoSpace, Inc.	394,537
1,600	Interactive Intelligence, Inc.*	18,832
70,238	Interwoven, Inc.*	750,142
5,100	iPass, Inc.*	15,402
12,700	JDA Software Group, Inc.*	231,775
13,400	Lawson Software, Inc.*	100,902
9,000	Lionbridge Technologies, Inc.*	30,150
65,600	Magma Design Automation, Inc.*	627,792
6,700	Manhattan Associates, Inc.*	153,631
5,700	MicroStrategy, Inc. Class A*	421,743
6,700	MPS Group, Inc.*	79,194
2,100	MSC.Software Corp.*	27,279
5,600	Novell, Inc.*	35,224
13,600	On2 Technologies, Inc.*(a)	13,872
18,300	Phoenix Technologies Ltd.*	286,578
1,600	Progress Software Corp.*	47,872
3,200	PROS Holdings, Inc.*	40,160
9,100	QAD, Inc.	76,531
1,900	Radiant Systems, Inc.*	26,543
72,111	RealNetworks, Inc.*	413,196
6,600	Renaissance Learning, Inc.	92,334
19,000	RightNow Technologies, Inc.*	226,100
42,300	S1 Corp.*	300,753
88,800	Sapient Corp.*	618,048
28,800	Secure Computing Corp.*	185,760
6,800	Sohu.com, Inc.*	306,884
6,400	Sonic Solutions, Inc.*	61,760
5,300	SPSS, Inc.*	205,534

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
4,018	Startek, Inc.*	$37,006
7,300	Synchronoss Technologies, Inc.*	146,219
49,100	Synopsys, Inc.*	1,115,061
1,300	Syntel, Inc.	34,645
2,600	Take-Two Interactive Software, Inc.*	66,352
21,500	Taleo Corp. Class A*	417,100
23,400	TNS, Inc.*	482,976
100	Total System Services, Inc.	2,366
700	Ultimate Software Group, Inc.*	21,042
1,100	United Online, Inc.	11,616
50,900	Vignette Corp.*	672,389
10,600	Vocus, Inc.*	279,840

		14,354,773

Technology Hardware & Equipment — 3.8%
30,300	ADTRAN, Inc.	560,550
1,600	Avnet, Inc.*	52,368
1,400	Avocent Corp.*	23,660
42,500	Bell Microproducts, Inc.*	86,700
8,800	Benchmark Electronics, Inc.*	157,960
18,000	Blue Coat Systems, Inc.*	396,720
100	Ditech Networks, Inc.*	294
2,200	Electronics for Imaging, Inc.*	32,824
100	EMS Technologies, Inc.*	2,714
12,900	Emulex Corp.*	209,496
8,500	Flir Systems, Inc.*	255,765
8,400	Foundry Networks, Inc.*	97,272
11,600	Hutchinson Technology, Inc.*	184,556
22,900	Ingram Micro, Inc. Class A*	362,507
1,442	Insight Enterprises, Inc.*	25,235
3,610	Loral Space & Communications, Inc.*	86,062
7,500	Mercury Computer Systems, Inc.*	42,150
33,500	Methode Electronics, Inc.	391,615
300	National Instruments Corp.	7,842
100	Newport Corp.*	1,117
31,100	Novatel Wireless, Inc.*	301,048
3,800	PC Connection, Inc.*	30,096
11,400	Plantronics, Inc.	220,134
4,900	Polycom, Inc.*	110,446
13,500	Synaptics, Inc.*	322,380
29,410	Tech Data Corp.*	964,648
17,900	Tellabs, Inc.*	97,555

		5,023,714

Telecommunication Services — 1.5%
5,500	Atlantic Tele-Network, Inc.	186,065
100	Consolidated Communications Holdings, Inc.	1,513
43,200	IDT Corp. Class B*	167,184
33,200	NTELOS Holdings Corp.	803,440
16,000	Premiere Global Services, Inc.*	229,440
13,100	SureWest Communications	202,526
52,400	USA Mobility, Inc.	374,136

		1,964,304

Transportation — 1.8%
15,000	Arkansas Best Corp.	477,900
5,200	Dollar Thrifty Automotive Group*	70,928
7,400	Dynamex, Inc.*	187,220

Shares	Description	Value
Common Stocks — (continued)
Transportation — (continued)
3,900	ExpressJet Holdings, Inc.*	$10,257
100	Genesee & Wyoming, Inc. Class A*	3,440
2,800	Heartland Express, Inc.	39,928
3,500	J.B. Hunt Transport Services, Inc.	110,005
9,400	Marten Transport Ltd.*	145,888
5,200	Pacer International, Inc.	85,436
7,000	Pinnacle Airlines Corp.*	61,110
3,100	SkyWest, Inc.	65,472
12,900	TBS International Ltd. Class A*(a)	389,580
1,200	Universal Truckload Services, Inc.*	25,044
41,500	Werner Enterprises, Inc.(a)	770,240

		2,442,448

Utilities — 2.1%
100	Alliant Energy Corp.	3,501
30,400	Aquila, Inc.*	97,584
600	Atmos Energy Corp.	15,300
3,700	Black Hills Corp.	132,386
1,600	Central Vermont Public Service Corp.	38,240
5,000	Cleco Corp.	110,900
10,900	El Paso Electric Co.*	232,933
22,850	New Jersey Resources Corp.	709,492
6,100	Northwest Natural Gas Co.	264,984
100	OGE Energy Corp.	3,117
4,500	Otter Tail Corp.	159,255
200	Pepco Holdings, Inc.	4,944
27,500	Portland General Electric Co.	620,125
2,400	South Jersey Industries, Inc.	84,264
2,100	The Laclede Group, Inc.	74,823
7,100	Unisource Energy Corp.	158,046

		2,709,894

TOTAL COMMON STOCKS		$130,764,396

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.4%
JPMorgan Chase Euro — Time Deposit
$484,309	2.023%	04/01/08	$484,309

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$131,248,705

	Interest
Shares	Rate	Value

Securities Lending Collateral — 7.7%
Boston Global Investment Trust — Enhanced Portfolio(c)
10,085,226	3.147%	$10,085,226

TOTAL INVESTMENTS — 107.2%		$141,333,931

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(9,432,875)

NET ASSETS — 100.0%		$131,901,056

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell 2000 Index E-mini	16	June 2008	$1,104,000	$57,075

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$153,134,850

Gross unrealized gain	7,624,800
Gross unrealized loss	(19,425,719)

Net unrealized security loss	$(11,800,919)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued based on market quotations, which may be furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions or governmental actions.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
     The Money Market Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
Fair Value Measurement — In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which provides guidance in using fair value to measure assets and liabilities. The Funds adopted SFAS 157 as of the beginning of January 2008. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under SFAS 157 are described below:

Level 1-	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2-	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3-	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
        As required by SFAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Funds invests:

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

				Strategic
				International
	Capital Growth	Growth and Income	Mid Cap Value	Equity	Growth Opportunities	Money Market
	Investments in	Investments in	Investments in	Investments in	Investments in	Investments in
	Securities Long -	Securities Long -	Securities Long -	Securities Long -	Securities Long -	Securities Long -
Level	Assets	Assets	Assets	Assets	Assets	Assets
Level 1	$462,136,976	$536,114,671	$1,493,450,156	$39,614,148	$182,926,315	$—
Level 2	7,742,532	7,620,350	24,187,227	290,174,199 (a)	1,219,381	207,732,338 (b)
Level 3	—	—	—	2,160,381	—	—
Total	$469,879,508	$543,735,021	$1,517,637,383	$331,948,728	$184,145,696	$207,732,338

	Equity Index		Structured U.S. Equity		Structured Small Cap Equity
	Investments in		Investments in		Investments in
	Securities Long -	Other Investments -	Securities Long -	Other Investments -	Securities Long -	Other Investments -
Level	Assets	Assets	Assets	Assets	Assets	Assets
Level 1	$310,831,266	$173,465	$839,494,612	$143,806	$140,849,232	$57,075
Level 2	5,143,498	—	4,307,501	—	484,699	—
Level 3	—	—	—	—	—	—
Total	$315,974,764	$173,465	$843,802,113	$143,806	$141,333,931	$57,075

	Core Fixed Income			Government Income
	Investments in			Investments in
	Securities Long -	Other Investments -	Other Investments -	Securities Long -	Other Investments -	Other Investments -
Level	Assets	Assets	Liabilities	Assets	Assets	Liabilities
Level 1	$—	$367,202	$129,096	$850,954	$449,554	$7,737
Level 2	254,500,712	333,114	338,359	96,577,142	—	—
Level 3	1,128,988	—	—	346,761	—	—
Total	$255,629,700	$700,316	$467,455	$97,774,857	$449,554	$7,737

(a)	To adjust for differing local market close timing, the Funds may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

(b)	The Funds utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

          The following is a reconciliation of Level 3 investments for the period ended March 31, 2008:

	Strategic International
	Equity	Core Fixed Income	Government Income
	Investments in	Investments in	Investments in
	Securities Long -	Securities Long -	Securities Long -
Level 3	Assets	Assets	Assets
Beginning Balance as of December 31, 2007	$—	$5,846,915	$2,343,457
Realized gain (loss)	288,274	—	—
Change in unrealized gain (loss)	(1,633,872)	(105,625)	(32,442)
Net purchases (sales)	(687,949)	(66,786)	(20,513)
Net transfers in and/or out of Level 3	4,193,928	(4,545,516)	(1,943,741)
Ending Balance as of March 31, 2008	$2,160,381	$1,128,988	$346,761

          In the reconciliation above, transfers into Level 3 during or at the end of the reporting period are reported under Level 3 as of the beginning of the period. Transfers out of Level 3 during or at the end of the reporting period are reported under Level 1 or 2 as of the beginning of the period.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At March 31, 2008, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Money Market Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Fund’s credit exposure is to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.
     At March 31, 2008, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $41,600,000 in principal amount.

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,500,000,000	2.50%	04/01/08	$2,500,173,611

Banc of America Securities LLC	3,000,000,000	2.45	04/01/08	3,000,204,167

Banc of America Securities LLC	1,000,000,000	2.50	04/01/08	1,000,069,444

Barclays Capital, Inc.	3,400,000,000	2.50	04/01/08	3,400,236,111

Citigroup Global Markets, Inc.	3,000,000,000	2.50	04/01/08	3,000,208,333

Deutsche Bank Securities, Inc	7,875,000,000	2.50	04/01/08	7,875,546,875

Greenwich Capital Markets	1,250,000,000	2.50	04/01/08	1,250,086,806

JPMorgan Securities	1,500,000,000	2.50	04/01/08	1,500,104,167

Lehman Brothers	475,000,000	2.50	04/01/08	475,032,986

Merrill Lynch	413,400,000	2.50	04/01/08	413,428,708

Merrill Lynch	1,000,000,000	2.55	04/01/08	1,000,070,833

Morgan Stanley	150,000,000	2.50	04/01/08	150,010,417

UBS Securities LLC	1,000,000,000	2.50	04/01/08	1,000,069,444

TOTAL				$26,565,241,902

At March 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 4.210% to 6.000%, due 04/11/08 to 06/29/17; Federal Home Loan Mortgage Corp, 0.000% to 15.500%, due 05/01/08 to 11/01/47 and Federal National Mortgage Association, 0.000% to 15.000%, due 04/01/08 to 03/01/48. The aggregate market value of the collateral, including accrued interest, was $27,176,285,228.

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds for which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations. The repayment of the original bond principal upon maturity and adjustments for interest income are guaranteed by the full faith and credit of the U.S. Government.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.

Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2008

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.